As filed with the Securities and Exchange Commission on April 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
JANUARY 31, 2011

Schedule of Investments Neuberger Berman Core Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (39.6%)
5,000	U.S. Treasury Bills, 0.01%, due 2/10/11	5,000
10,000	U.S. Treasury Bills, 0.11%, due 3/10/11	9,998
7,200	U.S. Treasury Bills, 0.12%, due 3/17/11	7,199
5,000	U.S. Treasury Bills, 0.07%, due 4/21/11	4,998	ØØ
680	U.S. Treasury Bonds, 8.75%, due 5/15/20	986
320	U.S. Treasury Bonds, 6.88%, due 8/15/25	422
2,090	U.S. Treasury Bonds, 4.50%, due 2/15/36	2,094
8,495	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17	9,585	ØØ
6,655	U.S. Treasury Notes, 2.38%, due 10/31/14	6,910	ØØ
2,265	U.S. Treasury Notes, 3.25%, due 7/31/16	2,394
11,610	U.S. Treasury Notes, 3.13%, due 1/31/17	12,100
815	U.S. Treasury Notes, 3.63%, due 8/15/19	850	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $61,952)	62,536
U.S. Government Agency Securities (0.5%)
820	Freddie Mac, Notes, 1.13%, due 12/16/13 (Cost $819)	816	ØØ
Mortgage-Backed Securities (34.2%)
Adjustable Rate Mortgages (1.4%)
232	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 3.14%, due 9/20/35	189	µ
301	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.76%, due 11/25/35	258	µ
224	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 2.91%, due 5/25/35	190	µ
389	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 5.56%, due 3/25/47	299	µ
216	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 5.86%, due 1/25/37	146	µ
46	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 4.91%, due 5/25/36	28	µ
426	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 5.06%, due 6/25/36	249	µ
574	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 2.76%, due 6/25/35	508	µ
252	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 3.82%, due 9/25/35	178	µØØ
330	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 3.83%, due 1/25/36	189	µØØ
		2,234
Fannie Mae (20.8%)
5,317	Pass-Through Certificates, 6.00%, due 11/1/15 – 6/1/38	5,783
1,136	Pass-Through Certificates, 5.00%, due 3/1/21 – 7/1/39	1,198
93	Pass-Through Certificates, 8.50%, due 4/1/34	107
6,288	Pass-Through Certificates, 5.50%, due 11/1/35 – 1/1/39	6,727
980	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	1,028	Ø
15,865	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	16,956	Ø
975	Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity	1,059	Ø
		32,858
Freddie Mac (12.0%)
424	Pass-Through Certificates, 5.00%, due 5/1/23 – 1/1/39	446
46	Pass-Through Certificates, 6.50%, due 11/1/25	52
339	Pass-Through Certificates, 5.31%, due 2/1/37	358	µ
750	Pass-Through Certificates, 5.29%, due 4/1/37	793	µ
793	Pass-Through Certificates, 5.50%, due 10/1/38 & 11/1/38	847
631	Pass-Through Certificates, 4.00%, due 12/1/40	625
210	Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity	228	Ø
14,295	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	14,145	Ø
1,400	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	1,492	Ø
		18,986
	Total Mortgage-Backed Securities (Cost $54,164)	54,078

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Core Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Corporate Debt Securities (28.2%)
Airlines (1.5%)
425	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 4.75%, due 1/12/21	426	ØØ
434	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	456	ØØ
499	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 6.20%, due 7/2/18	530	ØØ
883	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2009-1, Class A, 7.75%, due 12/17/19	981	ØØ
		2,393
Banking (7.9%)
655	ABN Amro Bank NV, Senior Unsecured Notes, 3.00%, due 1/31/14	663	ñ
690	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 7.38%, due 5/15/14	785	ØØ
360	Bank of America Corp., Senior Unsecured Notes, 4.50%, due 4/1/15	374	ØØ
595	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 5.65%, due 5/1/18	620	ØØ
690	Bank of America Corp., Senior Unsecured Notes, 5.88%, due 1/5/21	722
785	Barclays Bank PLC, Senior Unsecured Notes, 2.38%, due 1/13/14	788
625	Citigroup, Inc., Senior Unsecured Notes, 4.59%, due 12/15/15	653
520	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	570	ØØ
350	Citigroup, Inc., Senior Unsecured Notes, 8.13%, due 7/15/39	427
685	Goldman Sachs Group, Inc., Senior Unsecured Global Medium-Term Notes, 3.63%, due 8/1/12	709
325	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 6.00%, due 5/1/14	361
580	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	582
635	Goldman Sachs Group, Inc., Senior Notes, 6.25%, due 2/1/41	642
520	JP Morgan Chase & Co., Senior Unsecured Notes, 2.60%, due 1/15/16	507
915	Morgan Stanley, Senior Unsecured Notes, 3.45%, due 11/2/15	899
690	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 6.63%, due 4/1/18	750
1,540	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	1,555	ØØ
385	Morgan Stanley, Senior Unsecured Notes, 5.75%, due 1/25/21	389
465	Wachovia Corp., Senior Unsecured Medium-Term Notes, Ser. G, 5.50%, due 5/1/13	505	ØØ
		12,501
Building Materials (0.3%)
460	CRH America, Inc., Guaranteed Notes, 6.00%, due 9/30/16	494
Chemicals (0.7%)
1,145	The Dow Chemical Co., Senior Unsecured Notes, 4.25%, due 11/15/20	1,096	ØØ
Commercial Services (0.9%)
885	ERAC USA Finance Co., Guaranteed Notes, 6.38%, due 10/15/17	984	ñØØ
430	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	461	ñØØ
		1,445
Diversified Capital Goods (0.2%)
315	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	350
Diversified Financial Services (2.8%)
560	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	609
830	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	921
730	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, Ser. A, 6.88%, due 1/10/39	818
935	Hyundai Capital Services, Inc., Senior Unsecured Notes, 4.38%, due 7/27/16	940	ñ
615	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	652	ØØ
500	Nomura Holdings, Inc., Senior Unsecured Medium-Term Notes, 4.13%, due 1/19/16	498	ØØ
		4,438
Electric - Integrated (0.5%)
565	Exelon Generation Co. LLC, Senior Unsecured Notes, 6.25%, due 10/1/39	556
235	FirstEnergy Solutions Corp., Guaranteed Notes, 4.80%, due 2/15/15	247
		803
Food (1.4%)
1,110	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/30/20	1,110	ñØØ
140	Kraft Foods, Inc., Senior Unsecured Notes, 6.13%, due 2/1/18	159	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Core Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
820	Kraft Foods, Inc., Senior Unsecured Notes, 6.50%, due 2/9/40	878
		2,147
Gas Distribution (0.5%)
325	Enterprise Products Operating LLC, Guaranteed Notes, 5.95%, due 2/1/41	317
420	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 5.95%, due 2/15/18	465
		782
Health Care (0.4%)
625	HCP, Inc., Senior Unsecured Notes, 5.38%, due 2/1/21	630
Industrial (0.8%)
335	Husky Energy, Inc., Senior Unsecured Notes, 5.90%, due 6/15/14	371
300	Rio Tinto Finance (USA) Ltd., Guaranteed Notes, 5.20%, due 11/2/40	279
675	Vale Overseas Ltd., Guaranteed Notes, 4.63%, due 9/15/20	663
		1,313
Insurance (1.0%)
450	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	460
550	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.50%, due 3/30/20	560
545	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	568	ØØ
		1,588
Integrated Energy (0.8%)
465	Marathon Petroleum Corp., Guaranteed Notes, 5.13%, due 3/1/21	469	ñ
850	Petrobras Int'l Finance Co., Guaranteed Notes, 5.38%, due 1/27/21	855	ØØ
		1,324
Media (1.9%)
650	DirecTV Holdings LLC, Guaranteed Notes, 3.55%, due 3/15/15	663	ØØ
575	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	564	ØØ
580	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	735	ØØ
555	Time Warner Cable, Inc., Guaranteed Notes, 5.88%, due 11/15/40	532
430	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	437
		2,931
Media - Broadcast (1.0%)
355	CBS Corp., Guaranteed Notes, 5.90%, due 10/15/40	337
955	NBC Universal, Inc., Senior Unsecured Notes, 4.38%, due 4/1/21	924	ñ
365	NBC Universal, Inc., Senior Unsecured Notes, 5.95%, due 4/1/41	356	ñ
		1,617
Media - Cable (0.2%)
220	Comcast Corp., Guaranteed Notes, 6.40%, due 3/1/40	229
Metals/Mining Excluding Steel (0.3%)
530	Southern Copper Corp., Senior Unsecured Notes, 6.75%, due 4/16/40	540
Pharmaceuticals (0.1%)
90	Express Scripts, Inc., Guaranteed Notes, 5.25%, due 6/15/12	95
Pipelines (0.3%)
425	Plains All American Pipeline L.P., Guaranteed Notes, 4.25%, due 9/1/12	443	ØØ
Real Estate (0.2%)
330	WEA Finance LLC, Guaranteed Notes, 7.50%, due 6/2/14	378	ñØØ
REITs (0.4%)
420	Simon Property Group LP, Senior Unsecured Notes, 10.35%, due 4/1/19	574	ØØ
Sovereign (0.4%)
660	Eskom Holdings Ltd., Senior Unsecured Notes, 5.75%, due 1/26/21	643	ñ
Specialty Retail (0.3%)
420	Home Depot, Inc., Senior Unsecured Notes, 5.88%, due 12/16/36	424
Steel Producers/Products (1.6%)
1,070	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	1,138	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Core Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
745	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	956
405	ArcelorMittal, Senior Unsecured Notes, 5.25%, due 8/5/20	402	ØØ
		2,496
Telecommunications (1.1%)
465	AT&T, Inc., Senior Unsecured Notes, 4.85%, due 2/15/14	505
425	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	453
430	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 4.95%, due 9/30/14	442	ØØ
335	Telefonica Emisiones SAU, Guaranteed Notes, 5.13%, due 4/27/20	333
		1,733
Tobacco (0.7%)
795	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	860	ØØ
285	Lorillard Tobacco Co., Guaranteed Notes, 6.88%, due 5/1/20	285
		1,145
	Total Corporate Debt Securities (Cost $43,161)	44,552
Asset-Backed Securities (11.9%)
185	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.66%, due 6/10/49	195	µ
500	Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class ASB, 5.71%, due 2/10/51	531	ØØ
4	Banc of America Funding Corp., Ser. 2006-G, Class 2A2, 0.34%, due 7/20/36	4	µ
73	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.48%, due 7/20/36	63	µ
1,000	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	1,040	ØØ
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	427
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.41%, due 8/25/36	133	µ
23	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.72%, due 12/25/33	21	µ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.63%, due 1/25/36	60	µ
1,050	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	1,124	µØØ
500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	520
137	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.53%, due 1/25/36	98	µ
69	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.46%, due 4/25/36	60	µ
101	Countrywide Asset-Backed Certificates, Ser. 2007-BC2, Class 2A1, 0.35%, due 6/25/37	99	µ
132	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CK6, Class A3, 6.39%, due 8/15/36	135
199	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C4, Class A3, 5.12%, due 8/15/38	205
135	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.44%, due 4/15/22	128	ñµ
80	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.72%, due 6/15/39	84	µ
1,200	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,273	ØØ
45	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.80%, due 9/15/39	47	µ
100	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	103
130	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	136
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.21%, due 2/15/41	268	µ
35	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.52%, due 8/25/35	33	µ
469	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.43%, due 3/25/36	394	µØØ
38	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB6, Class A22, 0.35%, due 7/25/36	38	µ
750	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.82%, due 5/15/46	802	µ
43	Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 1.01%, due 9/25/33	40	µ
25	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.50%, due 5/25/32	24	µ
85	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.48%, due 4/25/33	81	µ
175	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	186
600	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	649
400	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	431
500	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	529	µ
75	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.42%, due 1/20/36	69	µ
89	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.44%, due 3/20/36	83	µ
167	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.36%, due 7/25/36	58	µ
108	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.35%, due 11/25/36	102	µ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Core Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
795	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	835
1,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	1,260
1,270	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.82%, due 6/15/49	1,352	µØØ
555	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class ASB, 5.69%, due 2/12/51	590	ØØ
1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,305	ØØ
12	JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV3, 0.36%, due 8/25/36	12	µ
642	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.72%, due 7/13/46	0	#ñµØØ
700	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	729	ØØ
1,400	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.74%, due 6/12/50	1,475	µØØ
42	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 4.31%, due 1/25/35	2	µØØ
300	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	323	ØØ
49	MSCC Heloc Trust, Ser. 2003-2, Class A, 0.52%, due 4/25/16	45	µØØ
178	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.38%, due 4/25/47	87	µØØ
130	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.52%, due 7/25/35	125	µØØ
385	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.36%, due 7/25/36	288	µØØ
147	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.47%, due 9/25/46	66	µØØ
13	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.94%, due 3/25/33	9	µØØ
32	Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class AII, 0.98%, due 4/25/33	22	µØØ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.80%, due 3/25/35	7	µØØ
76	SLM Student Loan Trust, Ser. 2008-6, Class A1, 0.70%, due 10/27/14	76	µØØ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.94%, due 1/25/34	3	µØØ
	Total Asset-Backed Securities (Cost $18,417)	18,884
NUMBER OF SHARES
Short-Term Investments (6.7%)
10,563,423	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $10,563)	10,563
	Total Investments (121.1%) (Cost $189,076)	191,429	##
	Liabilities, less cash, receivables and other assets [(21.1%)]	(33,301)	¢¢
	Total Net Assets (100.0%)	$158,128

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman Floating Rate Income Fund (UNAUDITED)

PRINCIPAL AMOUNT	VALUE†
($000's omitted)	($000's omitted)
Bank Loan Obligationsµ (80.0%)
Aerospace & Defense (1.1%)
495	Booz Allen & Hamilton, Inc., Term Loan C, 6.00%, due 7/31/15	495
289	Booz Allen & Hamilton, Inc., Term Loan B, due 1/10/17	293	¢^^
495	TASC, Inc., Term Loan B, 5.75%, due 12/18/15	498
		1,286
All Telecom (7.8%)
1,130	ClientLogic Corp., Term Loan, 5.80%, due 1/30/14	1,101
249	Integra Telecom Holdings, Inc., Term Loan B, 9.25%, due 4/15/15	253
950	Intelsat Jackson Holdings S.A., Term Loan B, 5.25%, due 4/2/18	962
800	Knology, Inc., Term Loan B, 5.50%, due 10/17/16	809
550	Level 3 Financing, Inc., Term Loan A, 2.55%, due 3/13/14	538
996	NTELOS, Inc., Term Loan B, 5.75%, due 8/7/15	1,001
821	Springboard Finance, LLC, Term Loan A, 7.00%, due 2/23/15	824
610	Syniverse Technologies, Inc., Term Loan B, 5.25%, due 12/21/17	618
412	TowerCo, LLC, Term Loan, due 1/20/17	415	¢^^
1,481	Transaction Network Services, Inc., Term Loan C, 6.00%, due 11/18/15	1,486
1,262	Yankee Cable Acquisition, LLC, Term Loan B1, 6.50%, due 8/26/16	1,270
		9,277
Automotive (0.6%)
359	Federal Mogul Corp., Term Loan B, due 12/29/14	349	¢^^
184	Federal Mogul Corp., Term Loan C, due 12/28/15	178	¢^^
229	UCI International, Inc., Term Loan B, 5.50%, due 7/26/17	233
		760
Building & Development (2.5%)
746	Capital Automotive LP, Term Loan C, 5.00%, due 12/14/12	765
697	Custom Building Products, Inc., Term Loan B, 5.75%, due 3/19/15	703
440	PGT Industries, Inc., Term Loan A2, 6.75%, due 2/14/12	430
120	Realogy Corp., Letter of Credit, 3.26%, due 10/10/13	116	¢^^
997	Realogy Corp., Term Loan, 3.29%, due 10/10/13	970	¢^^
		2,984
Business Equipment & Services (6.1%)
1,750	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, due 6/18/18	1,780
790	Brickman Group Holdings, Inc., Term Loan B, 7.25%, due 10/14/16	808
585	Brock Holdings III, Inc., Term Loan B, 2.80%, due 2/26/14	562
1,165	Language Line, LLC, Second Lien Term Loan, 10.50%, due 12/16/16	1,189
479	Lender Processing Services, Inc., Term Loan B, 2.76%, due 7/2/14	472
1,085	NES Rentals Holdings, Inc., Second Lien Term Loan, 10.00%, due 7/20/13	1,023	¢^^
360	Protection One Alarm Monitoring, Inc., Term Loan B, 6.00%, due 5/16/16	361
1,025	SourceCorp, Inc., Term Loan B, 5.76%, due 7/12/13	1,006	¢^^
		7,201
Cable & Satellite Television (0.8%)
101	Charter Communications Operating LLC, Term Loan, 7.25%, due 3/6/14	103
831	Midcontinent Communications, Term Loan B, 6.25% - 6.75%, due 12/31/16	838
		941
Chemicals & Plastics (5.4%)
868	General Chemical Holding Co., Term Loan B, 6.75% - 7.25%, due 10/6/15	882
205	Momentive Specialty Chemicals, Inc., Term Loan C2, 4.06%, due 5/5/15	205
488	Momentive Specialty Chemicals, Inc., Term Loan C1, 4.06%, due 5/5/15	489
945	PQ Corp., Second Lien Term Loan, 6.76%, due 7/30/15	926	¢^^
402	Rockwood Specialties Group, Inc., Term Loan H, 6.00%, due 5/15/14	402

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman Floating Rate Income Fund cont’d (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
780	Styron Corp., Term Loan B, 7.50%, due 6/17/16	789
1,856	Styron Corp., Term Loan B, due 7/20/17	1,884	¢^^
778	Univar NV, Term Loan, 6.25%, due 11/30/16	785
		6,362
Conglomerates (2.3%)
1,122	Goodman Global, Inc., First Lien Term Loan, 5.75%, due 10/28/16	1,131
45	Goodman Global, Inc., Second Lien Term Loan, 9.00%, due 10/30/17	47
429	JohnsonDiversey, Inc., Term Loan B, 5.25%, due 11/24/15	433
1,110	Pinafore LLC, Term Loan B, 6.25%, due 9/29/16	1,126
		2,737
Containers & Glass Products (2.2%)
489	Berry Plastics Corp., Term Loan C, 2.28%, due 4/3/15	479
34	BWAY Holding Co., Term Loan C, 5.50% - 6.00%, due 6/16/17	34
364	BWAY Holding Co., Term Loan B, 5.50% - 6.00%, due 6/16/17	367
930	Graham Packaging Co. L.P., Term Loan C, 6.75%, due 4/5/14	945
299	Graham Packaging Co. L.P., Term Loan D, 6.00%, due 9/23/16	304
500	Reynolds Group Holdings, Inc., Term Loan D, 6.50%, due 5/5/16	500
		2,629
Drugs (1.0%)
354	Warner Chilcott Co. LLC, Term Loan A, 6.00%, due 10/30/14	357
447	Warner Chilcott Co. LLC, Term Loan B2, 6.25%, due 4/30/15	452
268	Warner Chilcott Corp., Term Loan B1, 6.25%, due 4/30/15	271
70	Warner Chilcott Corp., Term Loan, 6.25%, due 4/30/15	70
50	WC Luxco S.A.R.L, Term Loan B3, 6.50%, due 2/22/16	50
		1,200
Electric - Generation (1.2%)
500	TPF Generation Holdings LLC, Term Loan, due 12/15/14	472	¢^^
1,000	TPF Generation Holdings LLC, Second Lien Term Loan C, 4.55%, due 12/15/14	944
		1,416
Electronics/Electrical (6.4%)
397	Aspect Software, Inc., Term Loan B, 6.25%, due 4/19/16	399
595	AutoTrader.com, Inc., Term Loan B, 4.75%, due 12/11/16	602
1,310	Ceridian Corp., Term Loan, 3.26%, due 11/10/14	1,287	¢^^
458	CommScope, Inc., Term Loan B, 5.00%, due 1/14/18	465
796	Dealer Computer Services, Inc., Term Loan B, 5.25%, due 4/21/17	802
600	Fifth Third Processing Solutions, Term Loan B, 5.50%, due 11/3/16	608
150	Fifth Third Processing Solutions, Second Lien Term Loan, 8.25%, due 11/1/17	153
993	Freescale Semiconductor, Inc., Term Loan B, 4.51%, due 12/1/16	994
1,119	Interactive Data Corp., Term Loan B, 6.75%, due 1/27/17	1,127
373	SkillSoft Corp., Term Loan B, 6.50%, due 5/26/17	379
750	Verint Systems, Inc., Term Loan B, 5.25%, due 5/25/14	752
		7,568
Equipment Leasing (0.8%)
784	AWAS Capital, Inc., First Lien Term Loan, 7.75%, due 6/10/16	805
141	Delos Aircraft, Inc., Term Loan B2, 7.00%, due 3/17/16	143
		948
Farming/Agriculture (0.6%)
679	WM Bolthouse Farms, Inc., First Lien Term Loan, 5.50% - 5.75%, due 2/11/16	687
Financial Intermediaries (5.3%)
833	AGFS Funding Co., Term Loan B, 7.25%, due 4/21/15	845
500	CIT Group, Inc., Term Loan 3, 6.25%, due 8/11/15	512
892	FIG LLC, Term Loan B, 5.75%, due 9/30/15	905
1,260	Harbourvest Partners, LLC, Term Loan B, 6.25%, due 12/14/16	1,270

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman Floating Rate Income Fund cont’d (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
692	Int'l Lease Finance Corp., Term Loan B1, 6.75%, due 3/17/15	696
482	LPL Holdings, Inc., Term Loan, 5.25%, due 6/28/17	485
770	Nuveen Investments, Inc., Term Loan, due 5/31/17	776	¢^^
834	Ocwen Financial Corp., Term Loan, 9.00%, due 7/29/15	836
		6,325
Food Products (2.2%)
545	Michael Foods, Inc., Term Loan B, 6.25%, due 6/29/16	554
1,125	NBTY, Inc., Term Loan B, 6.25%, due 10/2/17	1,140
874	Pinnacle Foods Holdings Corp., Term Loan D, 6.00%, due 4/2/14	883
		2,577
Food Service (1.0%)
203	DineEquity, Inc., Term Loan B, 6.00%, due 10/19/17	206
488	DineEquity, Inc., Term Loan B, 6.00%, due 10/19/17	496
509	U.S. Foodservice, Inc., Term Loan B, 2.76%, due 7/3/14	491
		1,193
Food/Drug Retailers (1.1%)
324	Rite Aid Corp., Term Loan B, 2.01% - 2.02%, due 6/4/14	311
990	Rite Aid Corp., Term Loan 3, 6.00%, due 6/4/14	995
		1,306
Health Care (5.7%)
957	Aurora Diagnostics LLC, Term Loan B, 6.25%, due 5/21/16	957
790	IASIS Healthcare LLC, Term Loan, 5.55%, due 6/13/14	778	¢^^
594	IMS Health, Inc., Term Loan B, 5.25%, due 2/26/16	601
855	Multiplan, Inc., Term Loan B, 6.50%, due 8/26/17	866
25	National Mentor Holdings, Inc., Letter of Credit, 2.26%, due 6/29/13	25
394	National Mentor Holdings, Inc., Term Loan B, 4.25%, due 6/29/13	392
879	RehabCare Group, Inc., Term Loan B, 6.00%, due 11/24/15	887
600	Rural/Metro Operating Co. LLC, Term Loan B, 6.00%, due 11/24/16	606
574	Sheridan Healthcare, Inc., Term Loan B, 4.05%, due 6/13/14	572
1,100	Universal Health Services, Inc., Term Loan B, 5.50%, due 11/15/16	1,117
		6,801
Home Furnishings (0.8%)
1,020	National Bedding Co. LLC, Term Loan, due 2/1/13	1,006	¢^^
Industrial Equipment (0.9%)
1,090	John Maneely Co., Term Loan B, due 12/8/13	1,079	¢^^
Insurance (0.6%)
745	Sedgwick CMS Holdings, Inc., First Lien Term Loan, 5.50%, due 5/27/16	745
Leisure Goods/Activities/Movies (2.6%)
1,332	AMSCAN Holdings, Inc., Term Loan B, 6.75%, due 12/4/17	1,352
1,034	Cedar Fair L.P., Term Loan B, 5.50%, due 12/15/16	1,047
734	Six Flags Theme Parks, Inc., Term Loan B, 5.50%, due 6/30/16	744
		3,143
Lodging & Casinos (1.9%)
1,325	Caesars Entertainment Operating Co., Term Loan B2, 3.30%, due 1/28/15	1,229	¢^^
911	Caesars Entertainment Operating Co., Term Loan B4, 9.50%, due 10/31/16	966
		2,195
Media - Broadcast (1.9%)
2,275	Univision Communications, Inc., Term Loan, 4.51%, due 3/31/17	2,234	¢^^
Nonferrous Metals/Minerals (1.3%)
1,089	Fairmount Minerals Ltd., Term Loan B, 6.25% - 6.75%, due 8/5/16	1,107
380	Novelis, Inc., Term Loan B, 5.25%, due 12/19/16	387
		1,494

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman Floating Rate Income Fund cont’d (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Oil & Gas (1.8%)
991	MEG Energy Corp., Term Loan D, 6.00%, due 4/3/16	1,002
1,100	Venoco, Inc., Term Loan C, due 5/8/14	1,090	¢^^
		2,092
Publishing (4.5%)
218	Dex Media East LLC, Term Loan, 2.79% - 2.81%, due 10/24/14	176
401	Dex Media West LLC, Term Loan, 7.00%, due 10/24/14	371
723	Getty Images, Inc., Term Loan, 5.25%, due 11/7/16	733
887	Postmedia Network, Inc., Term Loan, 9.00%, due 7/13/16	901
1,560	Quad Graphics, Inc., Term Loan B, 5.50%, due 4/14/16	1,559
494	TL Acquisitions, Inc., Term Loan, 2.55%, due 7/3/14	485
1,097	TL Acquisitions, Inc., Term Loan 1, 7.50%, due 7/3/14	1,105	¢^^
		5,330
Radio & Television (2.6%)
2,030	Clear Channel Communications, Inc., Term Loan B, 3.91%, due 1/28/16	1,825	¢^^
1,317	Fox Acquisition Sub LLC., Term Loan, 7.50%, due 7/14/15	1,317
		3,142
Retailers (except food & drug) (3.6%)
397	Bass Pro Group LLC, Term Loan, 5.00% - 5.75%, due 4/9/15	401
600	Gymboree Corp., Term Loan, 5.50%, due 11/23/17	607
1,140	Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.50%, due 12/22/17	1,139
706	Michaels Stores, Inc., Term Loan B2, 4.81%, due 7/31/16	716
895	Petco Animal Supplies, Inc., Term Loan B1, 6.00%, due 11/24/17	909
474	Toys 'R' Us-Delaware, Inc., Term Loan, 6.00%, due 9/1/16	479
		4,251
Utilities (3.4%)
919	Bicent Power LLC, First Lien Term Loan B, 2.31%, due 6/30/14	783
305	EquiPower Resources Corp., Term Loan, due 1/4/18	309	¢^^
250	FirstLight Power Resources, Second Lien Term Loan, 4.81%, due 5/1/14	234
459	GenOn Energy, Inc., Term Loan B, 6.00%, due 9/8/17	465
202	Great Point Power, Term Loan DD, 5.50%, due 3/10/17	202
517	Longview Power LLC, Term Loan DD, 2.56%, due 2/28/14	476
443	Longview Power LLC, Term Loan B, 2.56%, due 2/28/14	409
658	New Development Holdings LLC, Term Loan, 7.00%, due 7/3/17	664
650	Texas Competitive Electric Holdings Co. LLC, Term Loan B3, due 10/10/14	535	¢^^
		4,077
	Total Bank Loan Obligations (Cost $93,153)	94,986
Corporate Debt Securities (14.7%)
AirTransport (0.9%)
500	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	520	ñØØ
235	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2009-1, Class A, 9.00%, due 7/8/16	271	ØØ
150	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2001-1, Class B, 7.71%, due 9/18/11	154	ØØ
135	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	147	ñ
		1,092
Auto Loans (0.2%)
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	284	ØØ
Banking (1.3%)
1,015	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	1,025	ØØ
500	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	505
		1,530

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman Floating Rate Income Fund cont’d (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Consumer/Commercial/Lease Financing (0.4%)
105	Int'l Lease Finance Corp., Senior Secured Notes, 6.50%, due 9/1/14	112	ñ
250	Int'l Lease Finance Corp., Senior Secured Notes, 6.75%, due 9/1/16	267	ñ
85	Int'l Lease Finance Corp., Senior Secured Notes, 7.13%, due 9/1/18	92	ñ
		471
Department Stores (0.6%)
745	Sears Holdings Corp., Senior Secured Notes, 6.63%, due 10/15/18	714	ñØØ
Electric - Generation (2.8%)
1,315	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	1,344	ñØØ
400	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	380	ØØ
995	Energy Future Holdings Corp., Senior Secured Notes, 10.25%, due 1/15/20	1,053	ñØØ
553	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	531	ØØ
		3,308
Electronics (1.0%)
250	NXP BV Funding LLC, Senior Secured Floating Rate Notes, 3.05%, due 10/15/13	248	µ
770	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	871	ñ
		1,119
Energy - Exploration & Production (0.5%)
615	Sandridge Energy, Inc., Guaranteed Floating Rate Notes, 3.93%, due 4/1/14	591	µ
Gaming (0.7%)
750	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	767	ñ
Gas Distribution (0.4%)
455	Energy Transfer Equity L.P., Guaranteed Notes, 7.50%, due 10/15/20	486	ØØ
Health Care (0.7%)
640	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	714
150	HCA, Inc., Senior Secured Notes, 7.25%, due 9/15/20	160
		874
Media - Cable (1.0%)
750	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	807	ØØ
365	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.50%, due 1/15/18	387
		1,194
Packaging (0.8%)
550	Berry Plastics Corp., Senior Secured Floating Rate Notes, 5.05%, due 2/15/15	549	µ
405	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	409	ñ
		958
Specialty Retail (0.9%)
1,025	Toys "R" Us-Delaware, Inc., Senior Secured Notes, 7.38%, due 9/1/16	1,086	ñØØ
Steel Producers/Products (0.7%)
820	Ryerson, Inc., Guaranteed Floating Rate Notes, 7.66%, due 11/1/14	791	µ
Support - Services (0.3%)
350	RSC Equipment Rental, Inc., Senior Secured Notes, 10.00%, due 7/15/17	397	ñØØ
Telecom - Integrated/Services (0.3%)
335	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	360
Telecom - Wireless (1.2%)
355	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	374	ØØ
950	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	983	ñ
		1,357
	Total Corporate Debt Securities (Cost $16,877)	17,379

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman Floating Rate Income Fund cont’d (UNAUDITED)

NUMBER OF SHARES	VALUES†
		(000's omitted)
Short-Term Investments (14.4%)
30	State Street Institutional Government Money Market Fund Institutional Class	0
17,118,086	State Street Institutional Liquid Reserves Fund Institutional Class	17,118	ØØ
	Total Short-Term Investments (Cost $17,118)	17,118
	Total Investments (109.1%) (Cost $127,148)	129,483	##
	Liabilities, less cash, receivables and other assets [(9.1%)]	(10,819)
	Total Net Assets (100.0%)	$118,664

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman High Income Bond Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Bank Loan Obligationsµ (0.2%)
Lodging & Casinos (0.2%)
2,230	Caesars Entertainment Operating Co., Term Loan B4, 9.50%, due 10/31/16 (Cost $2,373)	2,365
Corporate Debt Securities (95.8%)
Aerospace/Defense (0.5%)
2,500	BE Aerospace, Inc., Senior Unsecured Notes, 8.50%, due 7/1/18	2,724
2,500	L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%, due 10/15/15	2,578
		5,302
Airlines (2.0%)
7,815	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	8,128	ñ
3,785	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	4,135	ñ
6,681	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	7,700
		19,963
Apparel/Textiles (0.6%)
6,370	Hanesbrands, Inc., Guaranteed Notes, 6.38%, due 12/15/20	6,139	ñ
Auto Loans (2.4%)
2,955	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 6/1/14	3,309
2,750	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	3,119
6,955	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	7,453
9,245	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	10,835
		24,716
Auto Parts & Equipment (0.4%)
3,400	Exide Technologies, Senior Secured Notes, 8.63%, due 2/1/18	3,583	ñ
Automakers (1.1%)
1,600	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	1,931
2,233	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	2,714
5,875	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	6,477
		11,122
Banking (5.0%)
3,875	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	4,001	ñ
6,500	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	7,053
8,890	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	10,046
2,555	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/13	2,609
8,813	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	8,901
17,808	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	17,963
		50,573
Building & Construction (1.2%)
3,116	Beazer Homes USA, Inc., Guaranteed Notes, 9.13%, due 6/15/18	3,163
2,850	Beazer Homes USA, Inc., Senior Unsecured Notes, 9.13%, due 5/15/19	2,886	ñ
2,155	Meritage Homes Corp., Guaranteed Notes, 7.15%, due 4/15/20	2,155
2,990	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	3,109	ñ
655	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	664	ñ
		11,977
Building Materials (2.0%)
4,325	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	4,436
1,075	Masco Corp., Unsecured Notes, 7.75%, due 8/1/29	1,075
2,420	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	2,586
4,485	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	4,844	ñ
1,215	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	1,130

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman High Income Bond Fund cont’d (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
5,910	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	6,132	ñ
		20,203
Chemicals (2.2%)
2,400	Hexion US Finance Corp., Senior Secured Notes, 8.88%, due 2/1/18	2,586
3,255	Huntsman Int'l LLC, Guaranteed Notes, 5.50%, due 6/30/16	3,190
3,816	Lyondell Chemical Co., Senior Secured Notes, 8.00%, due 11/1/17	4,260	ñ
8,655	Momentive Performance Materials, Inc., Secured Notes, 9.00%, due 1/15/21	9,217	ñ
2,950	Polymer Group, Inc., Senior Secured Notes, 7.75%, due 2/1/19	3,031	ñ
		22,284
Consumer/Commercial/Lease Financing (3.2%)
5,145	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	5,280
11,010	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	12,276	ñ
4,560	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	5,107	ñ
1,840	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	2,049
5,970	SLM Corp., Senior Medium-Term Notes, 6.25%, due 1/25/16	5,981
1,485	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	1,605
		32,298
Department Stores (1.1%)
3,135	JC Penney Co., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	3,025
3,230	Macy's Retail Holdings, Inc., Guaranteed Notes, 6.38%, due 3/15/37	3,149
5,020	Sears Holdings Corp., Senior Secured Notes, 6.63%, due 10/15/18	4,813	ñ
		10,987
Electric - Generation (6.3%)
9,225	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	9,433	ñ
5,995	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.50%, due 6/1/15	4,856
7,545	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	5,414
6,175	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	5,866
7,350	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	5,898
8,848	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	6,503
4,791	Energy Future Intermediate Holding Co. LLC, Senior Secured Notes, 10.00%, due 12/1/20	5,081
6,170	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	6,386
9,055	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	9,168	ñ
4,900	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	5,145
		63,750
Electric - Integrated (0.2%)
1,690	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,821	ñ
Electronics (2.8%)
3,095	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	3,242
9,030	Freescale Semiconductor, Inc., Guaranteed Notes, 10.13%, due 12/15/16	9,685
3,490	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	3,865	ñ
2,460	Freescale Semiconductor, Inc., Guaranteed Notes, 10.75%, due 8/1/20	2,792	ñ
7,920	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	8,959	ñ
		28,543
Energy - Exploration & Production (6.4%)
20,525	ATP Oil & Gas Corp., Senior Secured Notes, 11.88%, due 5/1/15	20,217
7,525	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	8,804
1,175	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	1,216
2,345	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	2,474
2,141	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	2,358
6,345	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	6,345
3,860	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	4,227	ñ
4,445	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	4,645	ñ

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman High Income Bond Fund cont’d (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
1,305	Pioneer Natural Resources Co., Guaranteed Notes, 5.88%, due 7/15/16	1,362
3,970	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	4,645
8,300	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	8,528	ñ
		64,821
Food & Drug Retailers (0.8%)
2,470	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	2,625
5,285	Rite Aid Corp., Senior Secured Notes, 7.50%, due 3/1/17	5,179
		7,804
Food - Wholesale (0.7%)
6,785	NBTY, Inc., Guaranteed Notes, 9.00%, due 10/1/18	7,311	ñ
Forestry/Paper (0.3%)
2,390	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	2,785	ñ
Gaming (5.8%)
7,360	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	7,526	ñ
4,420	CityCenter Holdings LLC, Senior Secured Notes, 10.75%, due 1/15/17	4,608	ñ
6,995	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	8,324	ñ
5,690	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	4,580
3,985	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	3,836
3,445	Harrah's Operating Co., Inc., Senior Secured Notes, 12.75%, due 4/15/18	3,566	ñ
4,330	MGM Resorts Int'l, Guaranteed Notes, 6.63%, due 7/15/15	4,049
5,975	MGM Resorts Int'l, Guaranteed Notes, 7.50%, due 6/1/16	5,676
1,805	MGM Resorts Int'l, Senior Secured Notes, 9.00%, due 3/15/20	1,994	ñ
6,491	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	6,718	ñ
2,365	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	2,368	ñ
4,845	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	5,111	ñ
		58,356
Gas Distribution (3.7%)
4,000	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	4,170
2,390	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	2,576
2,170	El Paso Energy Corp., Global Medium-Term Notes, 7.80%, due 8/1/31	2,209
6,950	Energy Transfer Equity L.P., Guaranteed Notes, 7.50%, due 10/15/20	7,428
4,245	Ferrellgas Partners L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	4,680
618	Inergy L.P., Guaranteed Notes, 8.75%, due 3/1/15	667
2,580	Inergy L.P., Guaranteed Notes, 8.25%, due 3/1/16	2,696
2,100	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	2,155	ñ
1,890	Kinder Morgan Finance Co., Guaranteed Notes, 5.70%, due 1/5/16	1,933
5,255	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	5,741
3,480	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	3,576
		37,831
Health Care (1.1%)
1,345	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	1,257
1,985	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	1,856
1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,206
3,315	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	3,568
2,450	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	2,732
		10,619
Health Facilities (1.8%)
1,025	Biomet, Inc., Guaranteed Notes, 10.00%, due 10/15/17	1,145
6,340	Biomet, Inc., Guaranteed Notes, 10.38%, due 10/15/17	7,101
3,465	Biomet, Inc., Guaranteed Notes, 11.63%, due 10/15/17	3,915
4,140	National MENTOR Holdings, Inc., Guaranteed Notes, 11.25%, due 7/1/14	4,363
1,675	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	1,654	ñ
		18,178

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman High Income Bond Fund cont’d (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Health Services (0.4%)
1,940	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 5/15/19	1,993
2,620	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	2,555
		4,548
Hotels (0.6%)
6,135	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	6,334
Investments & Misc. Financial Services (1.5%)
4,215	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	4,347	ñ
8,590	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	8,858
1,820	Icahn Enterprises L.P., Guaranteed Notes, 8.00%, due 1/15/18	1,870
		15,075
Leisure (0.8%)
4,195	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	4,520	ñ
3,270	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.00%, due 6/15/13	3,499
		8,019
Machinery (1.8%)
10,240	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	11,379	ñ
1,395	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	1,444
5,220	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	5,625
		18,448
Media - Broadcast (3.0%)
3,555	Citadel Broadcasting Corp., Guaranteed Notes, 7.75%, due 12/15/18	3,786	ñ
5,760	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	5,573
5,430	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	5,091
3,950	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	4,315	ñ
3,595	Univision Communications, Inc., Guaranteed Notes, 8.50%, due 5/15/21	3,721	ñ
5	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	6	ñ
7,675	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	7,963	ñ
		30,455
Media - Cable (6.6%)
3,840	CCH II LLC, Guaranteed Notes, 13.50%, due 11/30/16	4,646
9,165	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	9,532
480	CCO Holdings LLC, Guaranteed Notes, 7.88%, due 4/30/18	505
1,010	CCO Holdings LLC, Senior Notes, 7.00%, due 1/15/19	1,015	ñ
2,890	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	3,078
11,215	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	11,734	ñ
2,100	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	2,341
10,470	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	11,268
5,770	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	6,109
520	Mediacom LLC, Unsecured Notes, 9.13%, due 8/15/19	538
4,815	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	5,387
1,655	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	1,763
6,775	Virgin Media Finance PLC, Guaranteed Notes, Ser.1, 9.50%, due 8/15/16	7,698
550	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	609
		66,223
Media - Services (1.2%)
1,131	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	1,319
10,475	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	11,195
		12,514
Metals/Mining Excluding Steel (1.9%)
7,200	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	7,974

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman High Income Bond Fund cont’d (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
1,096	Arch Western Finance LLC, Guaranteed Notes, 6.75%, due 7/1/13	1,107
8,315	FMG Resources (August 2006) Pty Ltd., Senior Notes, 7.00%, due 11/1/15	8,585	ñ
1,310	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	1,467
		19,133
Multi - Line Insurance (0.9%)
7,765	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/58	8,658	µ
Packaging (2.6%)
2,550	Ardagh Packaging Finance PLC, Senior Secured Notes, 7.38%, due 10/15/17	2,674	ñ
8,370	Berry Plastics Corp., Senior Secured Notes, 9.50%, due 5/15/18	8,830
4,790	Berry Plastics Corp., Senior Secured Notes, 9.75%, due 1/15/21	5,006	ñ
1,225	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	1,329
3,545	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.00%, due 4/15/19	3,722	ñ
3,680	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	3,712	ñ
985	Reynolds Group Issuer, Inc., Senior Unsecured Notes, 8.25%, due 2/15/21	994	ñ
		26,267
Pharmaceuticals (0.6%)
175	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	191	ñ
4,155	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	4,280	ñ
1,595	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	1,639	ñ
		6,110
Printing & Publishing (2.0%)
5,885	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	6,621
4,165	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	4,207	ñ
8,710	TL Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	9,058	ñ
		19,886
REITs (0.1%)
965	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	1,007
Software/Services (4.7%)
3,480	Buccaneer Merger Sub, Inc., Senior Notes, 9.13%, due 1/15/19	3,706	ñ
3,045	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	3,151
11,740	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	12,268
2,825	CommScope, Inc., Senior Notes, 8.25%, due 1/15/19	2,931	ñ
4,455	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	4,778
3,600	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	3,897
5,355	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	5,529
680	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	756
5,425	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	5,717
1,675	SunGard Data Systems, Inc., Senior Unsecured Notes, 7.38%, due 11/15/18	1,708	ñ
3,350	SunGard Data Systems, Inc., Senior Unsecured Notes, 7.63%, due 11/15/20	3,459	ñ
		47,900
Specialty Retail (0.9%)
7,845	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	9,002
Steel Producers/Products (1.0%)
2,415	Steel Dynamics, Inc., Guaranteed Notes, 7.75%, due 4/15/16	2,569
4,155	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	4,321
3,330	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	2,831
		9,721
Support-Services (2.1%)
2,620	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	2,597	ñ
1,939	RSC Equipment Rental, Inc., Senior Unsecured Notes, 9.50%, due 12/1/14	2,036
1,110	RSC Equipment Rental, Inc., Guaranteed Notes, 10.25%, due 11/15/19	1,232

See Notes to Schedule of Investments

JANUARY 31, 2011 Schedule of Investments Neuberger Berman High Income Bond Fund cont’d (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
2,465	RSC Equipment Rental, Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	2,520	ñ
5,250	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	6,051
3,745	United Rentals N.A., Inc., Guaranteed Notes, 8.38%, due 9/15/20	3,914
1,505	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	1,614	ñ
1,565	West Corp., Guaranteed Notes, 7.88%, due 1/15/19	1,624	ñ
		21,588
Telecom - Integrated/Services (7.6%)
13,025	Citizens Communications Corp., Senior Unsecured Notes, 9.00%, due 8/15/31	13,806
6,230	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	6,775
6,565	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	7,123	ñ
17,047	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	19,434
3,035	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	3,323	ñ
6,180	Level 3 Financing, Inc., Guaranteed Notes, 9.25%, due 11/1/14	6,257
560	PAETEC Holding Corp., Guaranteed Notes, 9.50%, due 7/15/15	587
3,370	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	3,623
4,305	PAETEC Holding Corp., Senior Unsecured Notes, 9.88%, due 12/1/18	4,553	ñ
3,600	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	3,888
1,585	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	1,743
5,345	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	5,666
		76,778
Telecom - Wireless (3.9%)
13,100	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	14,279	ñ
8,220	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	8,652
8,050	Cricket Communications, Inc., Guaranteed Notes, 7.75%, due 10/15/20	7,768
5,285	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	4,730
520	Wind Acquisition Finance SA, Secured Notes, 11.75%, due 7/15/17	592	ñ
3,175	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	3,286	ñ
		39,307
	Total Corporate Debt Securities (Cost $913,302)	967,939
NUMBER OF SHARES
Short-Term Investments (1.1%)
10,830,123	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $10,830)	10,830
	Total Investments (97.1%) (Cost $926,505)	981,134	##
	Cash, receivables and other assets, less liabilities (2.9%)	28,954
	Total Net Assets (100.0%)	$1,010,088

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)	(000's omitted)
Municipal Debt Securities (99.2%)
Alaska (0.5%)
500	Anchorage G.O., Ser. 2008-A, 5.00%, due 8/1/20	543
Arizona (3.6%)
875	Northern Arizona Univ. Cert. of Participation (Research Infrastructure Proj.), Ser. 2005, (AMBAC Insured), 4.00%, due 9/1/14	910
2,000	Pima Co. Cert. of Participation, Ser. 2009, 4.00%, due 6/1/12	2,068
1,020	Salt River Proj. Agricultural Imp. & Pwr. Dist. Elec. Sys. Ref. Rev., Ser. 2002-A, 5.25%, due 1/1/18	1,051
		4,029
California (11.3%)
450	California Ind. G.O., Ser. 2009-B, 5.00%, due 7/1/20	481
1,000	California Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.), Ser. 2004-A, 5.50%, due 6/1/21	1,019
2,000	California St. G.O., Ser. 2010, 5.25%, due 3/1/30	1,909
850	Folsom Spec. Tax Ref. (Comm. Facs. Dist. Number 2), Ser. 2010, 5.00%, due 12/1/19	862
1,190	Mesa Cons. Wtr. Dist. Cert. of Participation, Ser. 2010, 5.00%, due 3/15/22	1,249
1,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	976
905	San Diego Pub. Fac. Fin. Au. Lease Ref. Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/21	932	ñ
1,500	San Diego Pub. Facs. Fin. Au. Sr. Swr. Ref. Rev., Ser. 2009-B, 5.00%, due 5/15/21	1,577
630	San Francisco City & Co. Redev. Agcy. Lease Rev. Cap. Appreciation (George R. Moscone Convention Ctr.), Ser. 1992, 0.00%, due 7/1/12	620
1,125	Santa Clara Co. East Side Union High Sch. Dist. G.O. (Election 2008), Ser. 2010-B, (Assured Guaranty Insured), 5.00%, due 8/1/23	1,156
500	Sulphur Springs Union Sch. Dist. Cert. of Participation (Cap. Appreciation), Ser. 2010, (AGM Insured), 0.00%, due 12/1/37	367	a
1,300	Walnut Pub. Fin. Au. Tax Allocation Rev. (Walnut Imp. Proj.), Ser. 2002, (AMBAC Insured), 5.38%, due 9/1/22	1,316
		12,464
Colorado (1.9%)
1,345	Colorado Wtr. Res. & Pwr. Dev. Au. Clean Wtr. Rev., Ser. 2010-A, 4.00%, due 9/1/25	1,332
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	740
		2,072
District of Columbia (1.7%)
1,865	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	1,930	ß
Florida (4.2%)
1,800	Jacksonville Hlth. Facs. Au. Hosp. Rev. (Baptist Med. Ctr.), Ser. 2003-B, (LOC: JP Morgan Chase), 0.27%, due 8/15/33	1,800	µß
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,267	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,573	ß
		4,640
Georgia (1.0%)
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,106

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		(000's omitted)
Illinois (12.1%)
2,000	Chicago G.O., Ser. 2010-A, 5.00%, due 12/1/15	2,136
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,084
1,600	Cook Co. Sch. Dist. Number 144 G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27	1,513
1,280	Illinois Fin. Au. Rev. (Univ. of Chicago Med. Ctr.), Ser. 2009-E1, (LOC: JP Morgan Chase), 0.26%, due 8/1/43	1,280	µß
600	Illinois Fin. Au. Rev. (Univ. of Chicago), Ser. 2007, 5.00%, due 7/1/22	626	ß
1,650	Illinois St. (Build Illinois), Ser. 2010, 5.00%, due 6/15/17	1,783
2,000	Illinois St. G.O., Ser. 1997, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/1/22	1,953
400	Illinois St. G.O., Ser. 2004-A, 5.00%, due 3/1/22	378
1,060	Illinois St. G.O., Ser. 2007, (National Public Finance Guarantee Corp. Insured), 5.00%, due 4/1/20	1,026
1,500	Illinois St. G.O. Ref., Ser. 2010, (AGM Insured), 5.00%, due 1/1/15	1,559
		13,338
Indiana (2.5%)
940	Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	985
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,788
		2,773
Iowa (1.3%)
1,345	Iowa Fin. Au. Hlth. Care Fac. Rev. (Genesis Hlth. Sys.), Ser. 2010, 5.00%, due 7/1/13	1,450	ß
Kansas (1.9%)
750	Wichita Hosp. Rev. (Facs. Imp.), Ser. 2009-IIIA, 4.50%, due 11/15/12	787	ß
1,225	Wichita Hosp. Rev. Ref. (Facs. Imp.), Ser. 2001-III, 6.25%, due 11/15/18	1,273	ß
		2,060
Louisiana (0.5%)
570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	590
Massachusetts (7.1%)
2,000	Massachusetts Bay Trans. Au. Rev. (Assessment), Ser. 2006-A, 5.25%, due 7/1/30	2,152
1,000	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/24	1,129
1,000	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	1,040
1,400	Massachusetts St. G.O. (Central Artery), Ser. 2000-A, (LOC: Landesbank Baden-Wurttemberg), 0.29%, due 12/1/30	1,400	µ
1,225	Massachusetts St. HFA Hsg. Rev. (Single Family), Ser. 2009-144, 3.95%, due 6/1/18	1,207
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	554	ß
375	Massachusetts St. Turnpike Au. Western Turnpike Rev., Ser. 1997-A, (National Public Finance Guarantee Corp. Insured), 5.55%, due 1/1/17	376
		7,858
Michigan (5.4%)
1,500	Forest Hills Pub. Sch. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	1,569
1,000	Michigan St. Hsg. Dev. Au., Ser. 2009-B, 3.10%, due 6/1/11	1,003
1,000	Michigan St. Trunk Line Ref. Rev., Ser. 2009, 5.00%, due 11/1/19	1,091
2,160	Saginaw Valley St. Univ. Rev., Ser. 2010-A, 5.00%, due 7/1/13	2,311
		5,974

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		(000's omitted)
Minnesota (1.5%)
1,500	Becker PCR (No. St. Pwr. Co.), Ser. 1992-A, 8.50%, due 3/1/19	1,665	ß
Mississippi (1.8%)
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,086
790	Mississippi St. G.O. Ref., Ser. 2003-A, 5.25%, due 11/1/20	896
		1,982
Missouri (1.9%)
1,040	Missouri St. Dev. Fin. Board Infrastructure Facs. Ref. Rev. Wtr. Sys., Ser. 2009-E, 4.00%, due 11/1/15	1,083
1,000	Missouri St. Hlth. & Ed. Fac. Au. Rev. (Children's Mercy Hosp.), Ser. 2009, 5.13%, due 5/15/24	985	ß
		2,068
Nebraska (1.5%)
1,520	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	1,643
Nevada (2.4%)
1,345	Clark Co. G.O. (Limited Tax Bond Bank), Ser. 2001, (National Public Finance Guarantee Corp. Insured), 5.50%, due 6/1/13	1,364
450	Las Vegas Convention & Visitors Au. Rev., Ser. 1999, (AMBAC Insured), 6.00%, due 7/1/11	451
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	830
		2,645
New Jersey (3.7%)
790	New Jersey St. Higher Ed. Assist. Au. Std. Loan Ref. Rev., Ser. 2010-1A, 4.75%, due 12/1/23	761
1,000	New Jersey St. Turnpike Au. Turnpike Rev., Ser. 2009-H, 5.00%, due 1/1/20	1,088
1,000	New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,066
1,255	Newark G.O., Ser. 2010-A, 4.00%, due 10/1/21	1,201
		4,116
New Mexico (2.0%)
1,000	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	1,071
1,000	New Mexico Fin. Au. St. Trans. Rev. Sr. Lien, Ser. 2004-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/15/21 Pre-Refunded 6/15/14	1,129
		2,200
New York (9.9%)
400	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 2006-F, (National Public Finance Guarantee Corp. Insured), 5.00%, due 5/1/19	425
3,640	New York St. Dorm. Au. Rev., Ser. 2002-B, 5.25%, due 11/15/23 Putable 5/15/12	3,821	µ
1,500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mtge. United Hlth. Hosp.), Ser. 2009, (FHA Insured), 4.00%, due 8/1/14	1,555	ß
1,030	New York St. Env. Fac. Corp. Spec. Oblig. Rev. Ref. (Riverbank St. Park), Ser. 1996, (AMBAC Insured), 6.25%, due 4/1/12	1,065
175	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (AGM Insured), 5.50%, due 1/1/14	184
1,000	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2010-A, 5.00%, due 3/15/19	1,120
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	838

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		(000's omitted)
2,000	Port Au. New York & New Jersey Rev. (One Hundred Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	1,950
		10,958
North Carolina (1.0%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	729
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	323	ß
		1,052
Ohio (0.5%)
530	North Olmsted G.O., Ser. 1996, (AMBAC Insured), 6.20%, due 12/1/11	539
Oregon (2.2%)
1,300	Medford Hosp. Facs. Au. Rev. (Rogue Valley Manor Proj.), Ser. 2007, (LOC: Bank of America), 0.27%, due 8/15/37	1,300	µß
1,180	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	1,183
		2,483
Pennsylvania (1.5%)
1,285	Pennsylvania HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,254
340	Pennsylvania St. Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	367	ß
		1,621
Puerto Rico (1.8%)
500	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	449
1,745	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/40	1,533
		1,982
Rhode Island (1.1%)
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,180
South Carolina (0.2%)
200	Piedmont Muni. Pwr. Agcy. Elec. Rev. (Cap. Appreciation), Ser. 1988-A, (AMBAC Insured), 0.00%, due 1/1/13	178
South Dakota (0.8%)
1,000	South Dakota St. Hlth. & Ed. Facs. Au. Rev. (Reg. Hlth.), Ser. 2010, 4.38%, due 9/1/24	897	ß
Tennessee (1.5%)
1,600	Metro. Nashville Arpt. Au. Ref. Rev. Impt., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,713
Texas (4.6%)
500	Dallas Fort Worth Int'l Arpt. Ref. Rev., Ser. 2009-A, 5.00%, due 11/1/24	504
750	Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%, due 8/15/21	821
1,000	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	1,003
1,000	Harris Co. Cultural Ed. Fac. Fin. Corp. Ref. Rev. (Methodist Hosp. Sys.), Ser. 2009-B1, 5.00%, due 12/1/28 Putable 6/1/12	1,051	µß
500	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	549	ß
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,159
		5,087

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY	VALUE†
($000's omitted)		(000's omitted)
Virginia (1.5%)
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,649
Washington (1.9%)
2,000	Energy Northwest Elec. Ref. Rev. (Proj. Number 1), Ser. 2002-B, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/17	2,135
Wisconsin (0.9%)
1,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.), Ser. 1998, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/1/13	1,003	ß

	Total Investments (99.2%) (Cost $111,517)	109,623	##

	Cash, receivables and other assets, less liabilities (0.8%)	890

	Total Net Assets (100.0%)	$110,513

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Short Duration Bond Fund
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (15.3%)
6,200	U.S. Treasury Notes, 1.00%, due 9/30/11	6,232
3,555	U.S. Treasury Notes, 3.88%, due 10/31/12	3,766
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $9,928)	9,998

U.S. Government Agency Securities (4.0%)
1,325	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Medium-Term Notes, 0.60%, due 3/30/12	1,332	µ@
1,275	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.52%, due 6/15/12	1,280	µ@
	Total U.S. Government Agency Securities (Cost $2,600)	2,612
Mortgage-Backed Securities (38.5%)
Adjustable Alt-B Mixed Balance (0.8%)
655	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.76%, due 7/25/35	513	µ
Adjustable Jumbo Balance (3.8%)
1,548	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 3.15%, due 4/19/36	1,206	µ
1,500	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A 2, 2.89%, due 10/25/35	1,269	µ
		2,475
Adjustable Mixed Balance (3.9%)
1,118	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.88%, due 5/25/34	1,030	µ
1,565	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 2.76%, due 11/25/35	1,339	µ
177	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.39%, due 6/19/34	145	µ
		2,514
Commercial Mortgage-Backed (15.6%)
1,732	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8, Class AAB, 4.58%, due 6/11/41	1,787
1,025	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	1,048
1,500	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	1,527
567	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	581
1,077	GMAC Commercial Mortgage Securities, Inc., Ser. 2004-C3, Class AAB, 4.70%, due 12/10/41	1,125
1,500	LB-UBS Commercial Mortgage Trust, Ser. 2003-C1, Class C, 4.50%, due 12/15/36	1,530
875	LB-UBS Commercial Mortgage Trust, Ser. 2003-C7, Class C, 5.02%, due 7/15/37	911	µ
1,615	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C6, Class D, 5.13%, due 8/15/35	1,680
		10,189
Mortgage-Backed Non-Agency (3.9%)
668	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	611	ñ
1,564	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due = 3/25/35	1,589	ñ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Short Duration Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
338	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	350	ñ
		2,550
Fannie Mae (7.5%)
1,900	Pass-Through Certificates, 5.50%, due 7/1/38	2,032
1,900	Pass-Through Certificates, 6.00%, due 10/1/38	2,066
731	Whole Loan, Ser. 2004-W8, Class PT, 10.89%, due 6/25/44	814	µ
		4,912
Freddie Mac (3.0%)
6	ARM Certificates, 1.88%, due 1/1/17	6	µ
933	Pass-Through Certificates, 8.00%, due 11/1/26	1,093
699	Pass-Through Certificates, 8.50%, due 10/1/30	833
		1,932
Government National Mortgage Association (0.0%)
3	Pass-Through Certificates, 7.00%, due 4/15/11	3
6	Pass-Through Certificates, 12.00%, due 12/15/12 & 3/15/14	7
		10
	Total Mortgage-Backed Securities (Cost $26,156)	25,095

Corporate Debt Securities (24.6%)
Banks (10.9%)
1,150	Citigroup, Inc., Senior Unsecured Notes, 6.00%, due 12/13/13	1,261
1,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.30%, due 2/14/12	1,047
1,485	JP Morgan Chase & Co., Senior Unsecured Medium-Term Notes, 2.05%, due 1/24/14	1,486
770	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	820
1,175	Morgan Stanley, Senior Unsecured Notes, 2.88%, due 1/24/14	1,179
1,340	Westpac Banking Corp., Senior Unsecured Notes, 1.85%, due 12/9/13	1,342
		7,135
Beverages (1.0%)
575	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	619

Diversified Financial Services (5.1%)
945	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	1,027
380	Caterpillar Financial Services Corp., Unsecured Medium-Term Notes, Ser. F, 4.70%, due 3/15/12	397
405	ERAC USA Finance Co., Guaranteed Notes, 2.25%, due 1/10/14	406	ñ
175	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 5.00%, due 4/10/12	183
1,200	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	1,332
		3,345
Food (0.6%)
352	Kraft Foods, Inc., Senior Unsecured Notes, 6.25%, due 6/1/12	376
Insurance (0.8%)
545	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.50%, due 1/10/14	546
Media (2.2%)
525	NBC Universal, Inc., Senior Unsecured Notes, 2.10%, due 4/1/14	523	ñ
850	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	900
		1,423
Office/Business Equipment (1.0%)
650	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	684
Retail (1.1%)
625	Home Depot, Inc., Senior Unsecured Notes, 5.25%, due 12/16/13	689

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Short Duration Bond Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)	($000's omitted)
Telecommunications (1.9%)
560	Telecom Italia Capital SA, Guaranteed Notes, 5.25%, due 11/15/13	584
645	Telefonica Emisiones SAU, Guaranteed Notes, 2.58%, due 4/26/13	649
		1,233
	Total Corporate Debt Securities (Cost $15,877)	16,050

Asset-Backed Securities (13.9%)
400	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.41%, due 4/25/36	267	µ
643	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.39%, due 10/25/36	445	µ
725	Ally Auto Receivables Trust, Ser. 2010-4, Class A3, 0.91%, due 11/17/14	721
400	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.41%, due 11/25/36	223	µ
508	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.44%, due 2/25/36	449	µ
850	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.52%, due 2/25/37	395	µ
429	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.44%, due 6/25/36	376	µ
267	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.44%, due 8/25/36	233	µ
461	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.44%, due 9/25/36	391	µ
1,900	Ford Credit Auto Owner Trust, Ser. 2011-A, Class A3, 0.97%, due 1/15/15	1,900
1,100	Honda Auto Receivables Owner Trust, Ser. 2010-3, Class A3, 0.70%, due 4/21/14	1,096
1,130	Hyundai Auto Receivables Trust, Ser. 2011-A, Class A3, 1.16%, due 4/15/15	1,131
111	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.35%, due 11/25/36	105	µ
413	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.72%, due 7/13/46	0	ñ#µ*
404	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.49%, due 1/25/36	317	µ
1,100	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.43%, due 6/25/36	905	µ
73	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.35%, due 6/25/36	73	µ
	Total Asset-Backed Securities (Cost $10,658)	9,027
NUMBER OF SHARES
Short-Term Investments (3.3%)
2,155,302	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,155)	2,155

	Total Investments (99.6%) (Cost $67,374)	64,937	##

	Cash, receivables and other assets, less liabilities (0.4%)	231

	Total Net Assets (100.0%)	$65,168

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
Bank Loan Obligationsµ (14.7%)
Aerospace/Defense (0.0%)
179	Booz Allen & Hamilton, Inc., Term Loan B, due 1/10/17	179	¢^^
All Telecom (1.7%)
730	ClientLogic Corp., Term Loan, 5.80%, due 1/30/14	712
299	Integra Telecom Holdings, Inc., Term Loan B, 9.25%, due 4/15/15	303
680	Intelsat Jackson Holdings S.A., Term Loan B, 5.25%, due 4/2/18	689
500	Knology, Inc., Term Loan B, 5.50%, due 10/17/16	506
300	Level 3 Financing, Inc., Term Loan A, 2.55%, due 3/13/14	293
497	NTELOS Corp., Term Loan B, 5.75%, due 8/7/15	500
487	Springboard Finance, LLC, Term Loan A, 7.00%, due 2/23/15	489
435	Syniverse Technologies, Inc., Term Loan B, 5.25%, due 12/21/17	441
239	TowerCo LLC, Term Loan, due 1/31/17	241	¢^^
988	Transaction Network Services, Inc., Term Loan C, 6.00%, due 11/18/15	990
1,197	Yankee Cable Acquisition, LLC, Term Loan B1, 6.50%, due 8/26/16	1,204
		6,368
Automotive (0.1%)
235	Federal-Mogul Corp., Term Loan B, due 12/29/14	229	¢^^
120	Federal-Mogul Corp., Term Loan C, due 12/28/15	116	¢^^
142	UCI Int’l, Inc., Term Loan B, 5.50%, due 7/26/17	144
		489
Building & Development (0.4%)
524	Capital Automotive L.P., Term Loan C, 5.00%, due 12/14/12	537
283	Custom Building Products, Inc., Term Loan B, 5.75%, due 3/19/15	286
305	PGT Industries, Inc., Term Loan A2, 6.75%, due 2/14/12	298
51	Realogy Corp., Letter of Credit, 3.26%, due 10/10/13	49	¢^^
442	Realogy Corp., Term Loan, 3.29%, due 10/10/13	430	¢^^
		1,600
Business Equipment & Services (1.3%)
1,250	Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, due 6/18/18	1,271
670	Brickman Group Holdings, Inc., Term Loan B, 7.25%, due 10/14/16	685
407	Brock Holdings III, Inc., Term Loan B, 2.80%, due 2/26/14	391
835	Language Line, LLC, Second Lien Term Loan, 10.50%, due 12/16/16	852
319	Lender Processing Services, Inc., Term Loan B, 2.76%, due 7/2/14	315
650	NES Rentals Holdings, Inc., Second Lien Term Loan, 10.00%, due 7/20/13	613	¢^^
288	Protection One Alarm Monitoring, Inc., Term Loan B, 6.00%, due 5/16/16	289
790	SourceCorp, Inc., Term Loan B, 5.76%, due 7/12/13	775	¢^^
		5,191
Cable & Satellite Television (0.3%)
403	Charter Communications Operating LLC, Term Loan, 7.25%, due 3/6/14	411
831	Midcontinent Communications, Term Loan B, 6.25% - 6.75%, due 12/31/16	838
		1,249
Chemicals & Plastics (0.8%)
254	General Chemical Holding Co., Term Loan B, 6.75% - 7.25%, due 10/6/15	258
353	Momentive Specialty Chemicals, Inc., Term Loan C1, 4.06%, due 5/5/15	354
150	Momentive Specialty Chemicals, Inc., Term Loan C2, 4.06%, due 5/5/15	150
610	PQ Corp., Second Lien Term Loan, 6.76%, due 7/30/15	598	¢^^
1,102	Styron Corp., Term Loan B, due 8/2/17	1,119	¢^^
544	Univar NV, Term Loan, 6.25%, due 11/30/16	549
		3,028
Conglomerates (0.4%)
773	Goodman Global, Inc., First Lien Term Loan, 5.75%, due 10/28/16	779
30	Goodman Global, Inc., Second Lien Term Loan, 9.00%, due 10/30/17	31

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
431	JohnsonDiversy, Inc., Term Loan B, 5.25%, due 11/24/15	436
370	Pinafore LLC, Term Loan B, 6.25%, due 9/29/16	375
		1,621
Containers & Glass Products (0.4%)
329	Berry Plastics Corp., Term Loan C, 2.28%, due 4/3/15	323
455	BWAY Holding Co., Term Loan B, 6.00%, due 6/16/17	458
43	BWAY Holding Co., Term Loan C, 6.00%, due 6/16/17	43
200	Graham Packaging Co. L.P., Term Loan D, 6.00%, due 9/23/16	203
350	Reynolds Group Holdings, Inc., Term Loan D, 6.50%, due 5/5/16	350
		1,377
Drugs (0.2%)
248	Warner Chilcott Co. LLC, Term Loan A, 6.00%, due 10/30/14	250
166	Warner Chilcott Co. LLC, Term Loan B2, 6.25%, due 4/30/15	168
78	Warner Chilcott Corp., Term Loan, 6.25%, due 4/30/15	79
100	Warner Chilcott Corp., Term Loan B1, 6.25%, due 4/30/15	101
124	WC Luxco S.A.R.L, Term Loan B3, 6.50%, due 2/22/16	126
		724
Electric - Generation (0.1%)
625	TPF Generation Holdings LLC, Second Lien Term Loan C, 4.55%, due 12/15/14	590
Electronics/Electrical (1.1%)
497	Aspect Software, Inc., Term Loan B, 6.25%, due 4/19/16	500
420	AutoTrader.com, Inc., Term Loan B, 4.75%, due 12/11/16	425
284	CommScope, Inc., Term Loan B, 5.00%, due 1/14/18	288
265	Dealer Computer Services, Inc., Term Loan B, 5.25%, due 4/21/17	267
400	Fifth Third Processing Solutions, Term Loan B, 5.50%, due 11/3/16	406
100	Fifth Third Processing Solutions, Second Lien Term Loan, 8.25%, due 11/1/17	102
654	Freescale Semiconductor, Inc., Term Loan B, 4.51%, due 12/1/16	654
1,119	Interactive Data Corp., Term Loan B, 6.75%, due 1/27/17	1,127
299	SkillSoft Corp., Term Loan B, 6.50%, due 5/26/17	303
		4,072
Farming/Agriculture (0.1%)
290	WM Bolthouse Farms, Inc., First Lien Term Loan, 5.75%, due 2/11/16	294
Financial Intermediaries (1.0%)
500	AGFS Funding Co., Term Loan B, 7.25%, due 4/21/15	507
750	CIT Group, Inc., Term Loan 3, 6.25%, due 8/11/15	768
595	Fortress Investment Group LLC, Term Loan B, 5.75%, due 9/30/15	604
890	HarbourVest Partners LLC, Term Loan B, 6.25%, due 12/14/16	897
483	LPL Holdings, Inc., Term Loan, 5.25%, due 6/28/17	486
582	Ocwen Financial Corp., Term Loan, 9.00%, due 7/29/15	583
		3,845
Food Products (0.5%)
565	Michael Foods, Inc., Term Loan B, 6.25%, due 6/29/16	574
375	NBTY, Inc., Term Loan B, 6.25%, due 10/2/17	380
791	Pinnacle Foods Holdings Corp., Term Loan D, 6.00%, due 4/2/14	799
		1,753
Food Service (0.2%)
323	DineEquity, Inc., Term Loan B, 6.00%, due 10/19/17	328
339	U.S. Foodservice, Inc, Term Loan B, 2.76%, due 7/3/14	327
		655
Food/Drug Retailers (0.3%)
1,008	Rite Aid Corp., Term Loan 3, 6.00%, due 6/4/14	1,012
224	Rite Aid Corp., Term Loan B, 2.01% - 2.02%, due 6/4/14	215
		1,227

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
Health Care (1.2%)
313	Aurora Diagnostics LLC, Term Loan B, 6.25%, due 5/21/16	313
252	IASIS Healthcare Corp., Term Loan, 5.55%, due 6/13/14	248	¢^^
500	IMS Health, Inc., Term Loan B, 5.25%, due 2/26/16	506
596	Multiplan, Inc., Term Loan B, 6.50%, due 8/26/17	603
264	National Mentor Holdings, Inc, Letter of Credit, 2.26%, due 6/29/13	262
17	National Mentor Holdings, Inc., Term Loan B, 4.25%, due 6/29/13	16
660	RehabCare Group, Inc., Term Loan B, 6.00%, due 11/24/15	667
425	Rural/Metro Operating Co. LLC, Term Loan B, 6.00%, due 11/24/16	430
424	Sheridan Healthcare, Inc., Term Loan B, 4.05%, due 6/13/14	423
1,100	Universal Health Services, Inc., Term Loan B, 5.50%, due 11/15/16	1,117
		4,585
Home Furnishings (0.1%)
320	National Bedding Co., LLC, Term Loan, due 2/28/14	316	¢^^
Industrial Equipment (0.1%)
315	John Maneely Co., Term Loan B, due 12/9/13	312	¢^^
Insurance (0.1%)
298	Sedgwick CMS Holdings, Inc., First Lien Term Loan, 5.50%, due 5/27/16	298
Leisure Goods/Activities/Movies (0.6%)
943	Amscan Holdings, Inc., Term Loan B, 6.75%, due 12/4/17	957
1,034	Cedar Fair L.P., Term Loan B, 5.50%, due 12/15/16	1,047
484	Six Flags Theme Parks, Inc., Term Loan B, 5.50%, due 6/30/16	491
		2,495
Lodging & Casinos (0.2%)
670	Caesars Entertainment Operating Co., Term Loan B2, 3.30%, due 1/28/15	621
298	Caesars Entertainment Operating Co., Term Loan B4, 9.50%, due 10/31/16	317
		938
Media - Broadcast (0.2%)
655	Univision Communications, Inc., Term Loan, 4.51%, due 3/31/17	643	¢^^
Nonferrous Metals/Minerals (0.2%)
528	Fairmount Minerals Ltd., Term Loan B, 6.25% - 6.75%, due 8/5/16	537
270	Novelis, Inc., Term Loan B, 5.25%, due 12/19/16	274
		811
Oil & Gas (0.2%)
796	MEG Energy Corp., Term Loan D, 6.00%, due 4/3/16	805
Publishing (0.9%)
329	Cengage Learning Acquisitions, Inc., Term Loan, 2.55%, due 7/3/14	323
704	Cengage Learning Acquisitions, Inc., Term Loan 1, 7.50%, due 7/3/14	709	¢^^
272	Dex Media East LLC, Term Loan, 2.79% - 2.81%, due 10/24/14	220
439	Dex Media West LLC, Term Loan, 7.00%, due 10/24/14	405
474	Getty Images, Inc., Term Loan, 5.25%, due 11/7/16	480
431	Postmedia Network, Inc., Term Loan, 9.00%, due 7/13/16	438
951	Quad/Graphics, Inc., Term Loan B, 5.50%, due 4/14/16	950
		3,525
Radio & Television (0.4%)
740	Clear Channel Communications, Inc., Term Loan B, 3.91%, due 1/28/16	665
912	FoxCo Acquisition Sub, LLC, Term Loan, 7.50%, due 7/14/15	912
		1,577
Retailers (except food & drug) (0.9%)
497	Bass Pro Group LLC, Term Loan, 5.00% - 5.75%, due 4/9/15	502
400	Gymboree Corp., Term Loan, 5.50%, due 11/23/17	405
815	Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.50%, due 12/22/17	814
564	Michaels Stores, Inc., Term Loan B2, 4.81%, due 7/31/16	573
630	Petco Animal Supplies, Inc., Term Loan B1, 6.00%, due 11/24/17	640

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
424	Toys "R' Us-Delaware, Inc., Term Loan, 6.00%, due 9/1/16	429
		3,363
Utilities (0.7%)
621	Bicent Power LLC, First Lien Term Loan B, 2.31%, due 6/30/14	529
189	EquiPower Resources Corp., Term Loan, due 1/4/18	191	¢^^
339	GenOn Energy, Inc., Term Loan B, 6.00%, due 9/8/17	344
295	Longview Power LLC, Term Loan B, 2.56%, due 2/28/14	272
345	Longview Power LLC, Term Loan DD, 2.56%, due 2/28/14	318
987	New Development Holdings LLC, Term Loan, 7.00%, due 7/3/17	996
		2,650
	Total Bank Loan Obligations (Cost $55,337)	56,580

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (16.7%)
8,000	U.S. Treasury Bills, 0.01%, due 2/10/11	8,000
28,000	U.S. Treasury Bills, 0.11%, due 3/10/11	27,996
15,000	U.S. Treasury Bills, 0.07%, due 4/21/11	14,995
1,520	U.S. Treasury Bonds, 6.88%, due 8/15/25	2,004
1,885	U.S. Treasury Bonds, 4.50%, due 2/15/36	1,888
5,804	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/25	6,375
2,135	U.S. Treasury Notes, 3.13%, due 1/31/17	2,225
820	U.S. Treasury Notes, 3.63%, due 8/15/19	855	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $64,177)	64,338

Mortgage-Backed Securities (20.8%)
Adjustable Rate Mortgages (0.5%)
1,249	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.42%, due 9/25/36	588	µ
810	Morgan Stanley Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.42%, due 4/25/36	531	µ
263	WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR10, Class 1A1, 5.85%, due 9/25/36	207	µ
916	Wells Fargo Home Equity Trust, Ser. 2006-3, Class A2, 0.41%, due 1/25/37	632	µ
		1,958
Fannie Mae (5.7%)
732	Pass-Through Certificates, 4.00%, due 10/1/39 – 10/1/40	726
238	Pass-Through Certificates, 5.00%, due 8/1/33 – 5/1/37	250	ØØ
5,584	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	5,973	ØØ
1,493	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	1,624	ØØ
3	Pass-Through Certificates, 6.50%, due 9/1/32	3	ØØ
9	Pass-Through Certificates, 7.00%, due 7/1/29	10	ØØ
2	Pass-Through Certificates, 7.50%, due 12/1/32	3	ØØ
4,440	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	4,656	Ø
5,130	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	5,245	Ø
3,105	Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity	3,373	Ø
		21,863
Freddie Mac (14.6%)
1,473	Pass-Through Certificates, 4.00%, due 9/1/39 – 12/1/40	1,460
8	Pass-Through Certificates, 4.50%, due 8/1/18	8	ØØ
1,654	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	1,733	ØØ
889	Pass-Through Certificates, 5.50%, due 9/1/17 – 11/1/38	949	ØØ
25	Pass-Through Certificates, 6.00%, due 4/1/17 – 12/1/33	28	ØØ
2	Pass-Through Certificates, 6.50%, due 3/1/16	2	ØØ
2	Pass-Through Certificates, 7.00%, due 6/1/32	2	ØØ
51,525	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	50,986	Ø
880	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	938	Ø
100	Pass-Through Certificates, 6.00%, TBA, 30 Year Maturity	109	Ø
		56,215

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
Government National Mortgage Association (0.0%)
4	Pass-Through Certificates, 6.50%, due 7/15/32	4	ØØ
3	Pass-Through Certificates, 7.00%, due 8/15/32	4	ØØ
		8
	Total Mortgage-Backed Securities (Cost $79,489)	80,044
Corporate Debt Securities (45.4%)
Aerospace/Defense (0.1%)
225	BE Aerospace, Inc., Senior Unsecured Notes, 8.50%, due 7/1/18	245
Airlines (2.2%)
1,080	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	1,123	ñ
457	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 7.25%, due 11/10/19	507
2,750	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 4.75%, due 1/12/21	2,757	ØØ
617	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	648	ØØ
175	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	191	ñ
300	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2001-1, Class B, 7.71%, due 9/18/11	307
514	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2010-1, Class A, 6.20%, due 7/2/18	546	ØØ
1,128	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2009-1, Class A, 7.75%, due 12/17/19	1,252	ØØ
406	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	434	ØØ
369	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	425
		8,190
Apparel/Textiles (0.1%)
430	Hanesbrands, Inc., Guaranteed Notes, 6.38%, due 12/15/20	414	ñ
Auto Loans (0.4%)
155	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 6/1/14	174
325	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	348
822	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	963
		1,485
Auto Parts & Equipment (0.1%)
240	Exide Technologies, Senior Secured Notes, 8.63%, due 2/1/18	253	ñ
Automakers (0.4%)
240	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	290
435	Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31	475
145	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	176
595	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	656
		1,597
Banking (8.0%)
1,540	ABN Amro Bank NV, Senior Unsecured Notes, 3.00%, due 1/31/14	1,559	ñØ
945	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	976	ñØØ
450	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	509	ØØ
635	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 7.38%, due 5/15/14	722	ØØ
300	Bank of America Corp., Senior Unsecured Notes, 4.50%, due 4/1/15	311	ØØ
2,800	Bank of America Corp., Senior Unsecured Notes, 5.88%, due 1/5/21	2,931	ØØ
1,815	Barclays Bank PLC, Senior Unsecured Notes, 2.38%, due 1/13/14	1,821
930	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/14	947

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
855	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	864
809	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	816	ØØ
1,430	Citigroup, Inc., Senior Unsecured Notes, 4.59%, due 12/15/15	1,493
1,650	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	1,810	ØØ
255	Citigroup, Inc., Senior Unsecured Notes, 6.88%, due 3/5/38	273
620	Citigroup, Inc., Senior Unsecured Notes, 8.13%, due 7/15/39	757
420	Deutsche Bank AG, Senior Unsecured Notes, 3.88%, due 8/18/14	442
360	Goldman Sachs Group, Inc., Senior Unsecured Global Medium-Term Notes, 3.63%, due 8/1/12	373
285	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 6.00%, due 5/1/14	317	ØØ
790	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.15%, due 4/1/18	861
515	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	517	ØØ
935	Goldman Sachs Group, Inc., Senior Notes, 6.25%, due 2/1/41	945
1,863	JP Morgan Chase & Co., Senior Unsecured Notes, 4.25%, due 10/15/20	1,794	ØØ
885	JP Morgan Chase Capital XVII, Limited Guaranteed Notes, Ser. Q, 5.85%, due 8/1/35	849
250	Morgan Stanley, Subordinated Notes, 4.75%, due 4/1/14	259	ØØ
1,315	Morgan Stanley, Senior Unsecured Notes, 3.45%, due 11/2/15	1,292	ØØ
2,065	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 6.63%, due 4/1/18	2,244	ØØ
3,260	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	3,292	ØØ
895	Morgan Stanley, Senior Unsecured Notes, 5.75%, due 1/25/21	905
995	Wells Fargo & Co., Senior Notes, 3.63%, due 4/15/15	1,039
		30,918
Beverages (0.4%)
1,275	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 7.75%, due 1/15/19	1,574	ñØØ
Building & Construction (0.1%)
150	Meritage Homes Corp., Guaranteed Notes, 7.15%, due 4/15/20	150
210	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	218	ñ
		368
Building Materials (0.7%)
1,070	CRH America, Inc., Guaranteed Notes, 6.00%, due 9/30/16	1,149
450	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	462
250	Owens Corning, Inc., Guaranteed Notes, 9.00%, due 6/15/19	295
365	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	394	ñ
285	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	296	ñ
		2,596
Chemicals (1.4%)
215	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	236
655	Huntsman Int'l LLC, Guaranteed Notes, 5.50%, due 6/30/16	642
440	LBI Escrow Corp., Senior Secured Notes, 8.00%, due 11/1/17	491	ñ
280	Nalco Co., Senior Notes, 8.25%, due 5/15/17	308
210	Polymer Group, Inc., Senior Secured Notes, 7.75%, due 2/1/19	216	ñ
325	The Dow Chemical Co., Senior Unsecured Notes, 5.90%, due 2/15/15	360
565	The Dow Chemical Co., Senior Unsecured Notes, 8.55%, due 5/15/19	705	ØØ
2,375	The Dow Chemical Co., Senior Unsecured Notes, 4.25%, due 11/15/20	2,274
		5,232
Commercial Services (0.4%)
905	ERAC USA Finance Co., Guaranteed Notes, 6.38%, due 10/15/17	1,006	ñ
450	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	482	ñØØ
		1,488
Consumer/Commercial/Lease Financing (0.5%)
1,105	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	1,134
95	Int'l Lease Finance Corp., Senior Secured Notes, 6.50%, due 9/1/14	101	ñ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
285	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	319	ñ
75	Int'l Lease Finance Corp., Senior Secured Notes, 7.13%, due 9/1/18	81	ñ
340	SLM Corp., Senior Medium-Term Notes, 6.25%, due 1/25/16	341
		1,976
Department Stores (0.3%)
210	J.C. Penney Co., Inc., Senior Unsecured Notes, 5.65%, due 6/1/20	203
800	Sears Holdings Corp., Senior Secured Notes, 6.63%, due 10/15/18	767	ñ
		970
Diversified Capital Goods (0.3%)
1,105	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	1,228	ØØ
Diversified Financial Services (2.2%)
650	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	707	ØØ
290	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. D, 5.13%, due 8/25/14	314	ØØ
150	General Electric Capital Corp., Global Medium-Term Notes, Ser. A, 5.25%, due 10/19/12	160	ØØ
450	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	499	ØØ
755	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, Ser. A, 5.63%, due 5/1/18	819
755	General Electric Capital Corp., Senior Unsecured Notes, 4.38%, due 9/16/20	734
1,455	General Electric Capital Corp., Senior Unsecured Notes, 4.63%, due 1/7/21	1,441	ØØ
495	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, Ser. A, 6.88%, due 1/10/39	555	ØØ
1,585	Hyundai Capital Services, Inc., Senior Unsecured Notes, 4.38%, due 7/27/16	1,594	ñ
460	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	487	ØØ
75	Merrill Lynch & Co., Subordinated Notes, 6.11%, due 1/29/37	68	ØØ
1,160	Nomura Holdings, Inc., Senior Unsecured Medium-Term Notes, 4.13%, due 1/19/16	1,156
		8,534
Electric - Generation (1.1%)
860	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	879	ñ
405	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	385
95	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	76
640	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	470
710	Energy Future Holdings Corp., Senior Secured Notes, 10.25%, due 1/15/20	751	ñ
536	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	515
151	Mirant Mid-Atlantic Trust, Pass-Through Certificates, Ser. A, 8.63%, due 6/30/12	156
430	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	445
195	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	198	ñ
250	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	263
		4,138
Electric - Integrated (0.3%)
835	Exelon Generation Co. LLC, Senior Unsecured Notes, 6.25%, due 10/1/39	821
220	FirstEnergy Solutions Corp., Guaranteed Notes, 4.80%, due 2/15/15	232
180	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	194	ñ
		1,247
Electronics (0.6%)
215	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	225	ØØ
630	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	698	ñ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
310	NXP BV Funding LLC, Senior Secured Floating Rate Notes, 3.05%, due 10/15/13	307	µ
990	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	1,120	ñ
		2,350
Energy (0.1%)
445	CMS Energy Corp., Senior Unsecured Notes, 4.25%, due 9/30/15	446
Energy - Alternate Sources (0.1%)
230	PSALM Corp., Guaranteed Notes, 7.39%, due 12/2/24	264	ñ
Energy - Exploration & Production (1.4%)
50	Chesapeake Energy Corp., Guaranteed Notes, 7.63%, due 7/15/13	55
815	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	954
60	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	62
590	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	622
274	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	302
510	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	510
290	Forest Oil Corp., Guaranteed Notes, 7.25%, due 6/15/19	301
420	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	460	ñ
160	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	167	ñ
540	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16	559
215	Pioneer Natural Resources Co., Senior Guaranteed Notes, 5.88%, due 7/15/16	224
280	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	328
385	SandRidge Energy, Inc., Guaranteed Floating Rate Notes, 3.93%, due 4/1/14	370	µ
525	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	539	ñ
		5,453
Food (1.0%)
1,740	Grupo Bimbo SAB de CV, Guaranteed Notes, 4.88%, due 6/30/20	1,739	ñØØ
75	Kraft Foods, Inc., Senior Unsecured Notes, 6.13%, due 2/1/18	85
1,915	Kraft Foods, Inc., Senior Unsecured Notes, 6.50%, due 2/9/40	2,052	ØØ
		3,876
Food - Wholesale (0.1%)
450	NBTY, Inc., Guaranteed Notes, 9.00%, due 10/1/18	485	ñ
Gaming (0.9%)
960	CityCenter Holdings LLC, Senior Secured Notes, 7.63%, due 1/15/16	982	ñ
465	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	553	ñ
365	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	422	ØØ
315	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	348	ñ
570	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	590	ñ
175	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	175	ñ
330	Seminole Indian Tribe of Florida, Notes, 7.75%, due 10/1/17	348	ñ
		3,418
Gas Distribution (1.6%)
550	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	573	ØØ
310	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	334
320	El Paso Energy Corp., Global Medium-Term Notes, 7.80%, due 8/1/31	326
930	Energy Transfer Equity L.P., Guaranteed Notes, 7.50%, due 10/15/20	994	ØØ
365	Enterprise Products Operating LLC, Guaranteed Notes, Ser. G, 5.60%, due 10/15/14	407	ØØ
475	Enterprise Products Operating LLC, Guaranteed Notes, 5.95%, due 2/1/41	464
350	Ferrellgas Partners L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	386	ØØ
120	Inergy L.P., Guaranteed Notes, 8.75%, due 3/1/15	130
45	Inergy L.P., Guaranteed Notes, 8.25%, due 3/1/16	47
350	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	359	ñ
1,115	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 5.95%, due 2/15/18	1,234	ØØ
590	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	645

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
230	Regency Energy Partners L.P., Guaranteed Notes, 6.88%, due 12/1/18	236
		6,135
Health Care (0.8%)
80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	75
180	HCA, Inc., Secured Notes, 9.63%, due 11/15/16	194
1,165	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	1,299
1,465	HCP, Inc., Senior Unsecured Notes, 5.38%, due 2/1/21	1,476
		3,044
Health Facilities (0.2%)
215	Community Health Systems, Inc., Guaranteed Notes, 8.88%, due 7/15/15	227
160	Biomet, Inc., Guaranteed Notes, 10.00%, due 10/15/17	179
275	Biomet, Inc., Guaranteed Notes, 10.38%, due 10/15/17	308
115	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	113	ñ
		827
Health Services (0.2%)
230	Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14	251
585	Service Corp. Int'l, Senior Unsecured Notes, 7.00%, due 5/15/19	601
		852
Hotels (0.4%)
59	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	60
65	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	67
640	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	661
580	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 6.75%, due 5/15/18	623	ØØ
285	Wyndham Worldwide Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	300
		1,711
Industrial (2.0%)
425	Corn Products Int'l, Inc., Senior Unsecured Notes, 4.63%, due 11/1/20	420
535	Corn Products Int'l, Inc., Senior Unsecured Notes, 6.63%, due 4/15/37	550
460	Hess Corp., Senior Unsecured Notes, 5.60%, due 2/15/41	451
705	Hospira, Inc., Senior Unsecured Notes, 5.60%, due 9/15/40	673
1,305	Husky Energy, Inc., Senior Unsecured Notes, 5.90%, due 6/15/14	1,445	ØØ
210	Lamar Media Corp., Guaranteed Notes, 9.75%, due 4/1/14	243
490	Macy's Retail Holdings, Inc., Guaranteed Notes, 6.38%, due 3/15/37	478
580	Medco Health Solutions, Inc., Senior Unsecured Notes, 4.13%, due 9/15/20	563
665	Rio Tinto Finance (USA) Ltd., Guaranteed Notes, 5.20%, due 11/2/40	619
275	UPC Holding BV, Secured Notes, 9.88%, due 4/15/18	304	ñ
850	Vale Overseas Ltd., Guaranteed Notes, 4.63%, due 9/15/20	834
1,140	Wal-Mart Stores, Inc., Senior Unsecured Notes, 5.00%, due 10/25/40	1,068
		7,648
Insurance (0.7%)
390	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.38%, due 3/15/17	399
800	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 5.50%, due 3/30/20	814
1,395	Prudential Financial, Inc., Senior Unsecured Medium-Term Notes, Ser. D, 3.88%, due 1/14/15	1,454
		2,667
Integrated Energy (0.9%)
1,100	Marathon Petroleum Corp., Guaranteed Notes, 5.13%, due 3/1/21	1,110	ñ
325	Petrobras Int'l Finance Co., Guaranteed Notes, 5.75%, due 1/20/20	336
1,975	Petrobras Int'l Finance Co., Guaranteed Notes, 5.38%, due 1/27/21	1,986
		3,432
Investments & Misc. Financial Services (0.2%)
285	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	294	ñ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
500	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	516
		810
Leisure (0.2%)
355	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	383	ñ
275	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	297
		680
Machinery (0.3%)
715	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	795	ñØØ
440	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	474
		1,269
Media (2.0%)
1,080	DirecTV Holdings LLC, Guaranteed Notes, 3.55%, due 3/15/15	1,101	ØØ
1,080	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	1,059
3,050	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	3,532	ØØ
345	Time Warner Cable, Inc., Guaranteed Notes, 8.75%, due 2/14/19	438
810	Time Warner Cable, Inc., Guaranteed Notes, 5.88%, due 11/15/40	777
900	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	914	ØØ
		7,821
Media - Broadcast (1.6%)
825	CBS Corp., Guaranteed Notes, 5.90%, due 10/15/40	784
240	Citadel Broadcasting Corp., Guaranteed Notes, 7.75%, due 12/15/18	255	ñ
590	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser.B, 9.25%, due 12/15/17	653
330	NBC Universal, Inc., Senior Unsecured Notes, 5.15%, due 4/30/20	340	ñ
2,145	NBC Universal, Inc., Senior Unsecured Notes, 4.38%, due 4/1/21	2,076	ñØØ
465	NBC Universal, Inc., Senior Unsecured Notes, 5.95%, due 4/1/41	453	ñ
575	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	614	ñ
135	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	161	ñ
610	XM Satellite Radio, Inc., Guaranteed Notes, 7.63%, due 11/1/18	633	ñ
		5,969
Media - Cable (1.6%)
350	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	364
585	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	623
770	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	806	ñ
595	Comcast Corp., Guaranteed Notes, 6.40%, due 3/1/40	619
250	CSC Holdings, Inc., Senior Unsecured Notes, 8.50%, due 6/15/15	274
650	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	699
100	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	106
465	EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13	497
480	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	537
260	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	277
375	Virgin Media Finance PLC, Guaranteed Notes, Ser.1, 9.50%, due 8/15/16	426
885	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.50%, due 1/15/18	938
		6,166
Media - Services (0.2%)
530	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	566
Metals/Mining Excluding Steel (0.5%)
520	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	576	ØØ
185	Arch Western Finance LLC, Guaranteed Notes, 6.75%, due 7/1/13	187	ØØ
390	FMG Resources (August 2006) Pty Ltd., Senior Notes, 7.00%, due 11/1/15	403	ñ
180	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	201
635	Southern Copper Corp., Senior Unsecured Notes, 6.75%, due 4/16/40	647
		2,014

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
Miscellaneous Manufacturer (0.2%)
755	Tyco Int'l Finance SA, Guaranteed Notes, 3.75%, due 1/15/18	757
Multi - Line Insurance (0.2%)
730	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/58	814	µØØ
Office/Business Equipment (0.7%)
315	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	332	ØØ
1,450	Xerox Corp., Senior Unsecured Notes, 6.40%, due 3/15/16	1,660	ØØ
530	Xerox Corp., Senior Notes, 5.63%, due 12/15/19	571
		2,563
Oil Refining & Marketing (0.1%)
460	Valero Energy Corp., Senior Unsecured Notes, 6.13%, due 2/1/20	500
Packaging (0.5%)
295	Ardagh Packaging Finance PLC, Senior Secured Notes, 7.38%, due 10/15/17	309	ñØØ
450	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	489	ØØ
150	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	154	ØØ
135	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	147
480	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	496	ñ
490	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	494	ñ
		2,089
Pharmaceuticals (0.3%)
675	Express Scripts, Inc., Guaranteed Notes, 5.25%, due 6/15/12	711	ØØ
30	Mylan, Inc., Guaranteed Notes, 7.63%, due 7/15/17	33	ñ
275	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	283	ñ
130	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	133	ñ
		1,160
Pipelines (0.0%)
170	Plains All American Pipeline L.P., Guaranteed Notes, 4.25%, due 9/1/12	177
Printing & Publishing (0.2%)
450	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	506
355	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	359	ñ
		865
Real Estate (0.2%)
660	WEA Finance LLC, Guaranteed Notes, 7.50%, due 6/2/14	756	ñØØ
REITs (0.2%)
330	Simon Property Group L.P., Senior Unsecured Notes, 10.35%, due 4/1/19	451
135	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	141
		592
Software/Services (0.3%)
195	CommScope, Inc., Senior Notes, 8.25%, due 1/15/19	202	ñ
625	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	671
160	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	173
275	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	284
		1,330
Specialty Retail (0.5%)
780	Home Depot, Inc., Senior Unsecured Notes, 5.88%, due 12/16/36	788
490	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	562
475	Toys "R" Us-Delaware, Inc., Senior Secured Notes, 7.38%, due 9/1/16	503	ñ
		1,853

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
Steel Producers/Products (1.2%)
1,410	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	1,500	ØØ
745	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	956	ØØ
1,560	ArcelorMittal, Senior Unsecured Notes, 5.25%, due 8/5/20	1,549	ØØ
20	Steel Dynamics, Inc., Guaranteed Notes, 6.75%, due 4/1/15	20
285	Steel Dynamics, Inc., Guaranteed Notes, 7.75%, due 4/15/16	303
250	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	260
195	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	166
		4,754
Support - Services (0.5%)
265	Knowledge Learning Corp., Guaranteed Notes, 7.75%, due 2/1/15	263	ñ
300	RSC Equipment Rental, Inc., Senior Secured Notes, 10.00%, due 7/15/17	341	ñ
605	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	697
135	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	145	ñ
355	West Corp., Guaranteed Notes, 7.88%, due 1/15/19	368	ñ
		1,814
Telecom - Integrated/Services (1.3%)
580	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	615
135	Citizens Utilities Co., Senior Unsecured Notes, 6.63%, due 3/15/15	143
330	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	359	ØØ
478	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	545
715	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	783	ñ
65	Intelsat Subsidiary Holding Co., Ltd, Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	67	ñ
255	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	274	ØØ
530	Qwest Communications Int'l, Inc., Guaranteed Notes, 7.13%, due 4/1/18	572
550	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	593	ØØ
335	Qwest Corp., Senior Unsecured Notes, 8.38%, due 5/1/16	401
450	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	495
185	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	196	ØØ
		5,043
Telecom - Wireless (0.9%)
460	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.75%, due 5/1/17	506	ñ
870	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	916
545	Cricket Communications, Inc., Guaranteed Notes, 7.75%, due 10/15/20	526
600	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	537
870	Wind Acquisition Finance SA, Senior Secured Notes, 7.25%, due 2/15/18	900	ñ
		3,385
Telecommunications (0.9%)
825	America Movil SAB de CV, Guaranteed Notes, 5.00%, due 3/30/20	856	ØØ
750	AT&T, Inc., Senior Unsecured Notes, 4.85%, due 2/15/14	815	ØØ
625	AT&T, Inc., Senior Unsecured Notes, 6.55%, due 2/15/39	666	ØØ
360	Telecom Italia Capital SA, Guaranteed Unsecured Notes, 4.95%, due 9/30/14	370
785	Telefonica Emisiones SAU, Guaranteed Notes, 5.13%, due 4/27/20	779
		3,486
Tobacco (0.5%)
1,510	Lorillard Tobacco Co., Guaranteed Notes, 8.13%, due 6/23/19	1,633	ØØ
250	Lorillard Tobacco Co., Guaranteed Notes, 6.88%, due 5/1/20	250
		1,883
Transport - Rail (0.1%)
405	RZD Capital Ltd., Medium-Term Loan Participation Notes, 5.74%, due 4/3/17	417
	Total Corporate Debt Securities (Cost $168,799)	174,594

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
Asset-Backed Securities (11.4%)
2,000	ACE Securities Corp., Ser. 2007-ASP2, Class A2D, 0.54%, due 6/25/37	980	µØØ
839	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A4, 5.89%, due 7/10/44	910	ØØ
600	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	633	ØØ
730	Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A4, 5.63%, due 7/10/46	788	ØØ
700	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	743	ØØ
435	Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A4, 5.45%, due 1/15/49	463	ØØ
1,750	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.66%, due 6/10/49	1,841	µØØ
2,500	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	2,599	ØØ
550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	587
1,160	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4, 5.89%, due 11/15/44	1,246	ØØ
2,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	2,083	ØØ
2,000	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.01%, due 12/10/49	2,141	µØØ
500	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A4, 5.31%, due 12/10/46	520
2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.72%, due 6/15/39	2,098	µØØ
1,060	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	1,125
300	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.80%, due 9/15/39	316	µØØ
400	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	419	ØØ
1,925	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.82%, due 5/15/46	2,059	µØØ
681	CWCapital Cobalt Ltd., Ser. 2007-C2, Class A2, 5.33%, due 4/15/47	703
500	CWCapital Cobalt Ltd., Ser. 2007-C2, Class A3, 5.48%, due 4/15/47	522
335	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	356
1,000	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,082
500	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3, 4.61%, due 7/10/39	511	ØØ
700	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A4, 4.76%, due 7/10/39	727	ØØ
2,000	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.80%, due 8/10/45	2,117	µØØ
400	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A4, 5.88%, due 4/15/45	440	µ
500	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A3, 5.34%, due 5/15/47	525
1,725	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	1,821	ØØ
1,790	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.82%, due 6/15/49	1,905	µØØ
1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,731	ØØ
2,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	2,355	ØØ
2,488	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	2,592	ØØ

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
2,300	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.74%, due 6/12/50	2,423	µØØ
900	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	968	ØØ
1,610	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.42%, due 11/25/36	1,025	µØØ
400	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A5, 4.66%, due 5/15/44	413
250	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4, 5.51%, due 4/15/47	261	ØØ
	Total Asset-Backed Securities (Cost $37,521)	44,028
Government Securities (2.7%)
Quasi - Sovereign (0.5%)
322	Banco Nacional de Desenvolvimento Economico e Social, Senior Unsecured Notes, 5.50%, due 7/12/20	327
215	Bank of China (Hong Kong) Ltd., Subordinated Notes, 5.55%, due 2/11/20	220
165	Empresa Nacional del Petroleo, Unsecured Notes, 5.25%, due 8/10/20	164
175	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	185
110	KazMunaiGaz Finance Sub BV, Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	131
125	Nak Naftogaz Ukraine, Gov't Guaranteed Notes, 9.50%, due 9/30/14	136
210	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	119
110	Petroleos de Venezuela SA, Guaranteed Notes, 5.38%, due 4/12/27	50
335	Petronas Capital Ltd., Guaranteed Notes, 5.25%, due 8/12/19	355
114	Republic of Croatia, Senior Unsecured Notes, 6.75%, due 11/5/19	119
		1,806
Sovereign (2.2%)
1,540	Eskom Holdings Ltd., Senior Unsecured Notes, 5.75%, due 1/26/21	1,502	ñ
348	Federative Republic of Brazil, Senior Unsecured Notes, 4.88%, due 1/22/21	355
265	Lebanese Republic, Notes, 8.50%, due 1/19/16	297
102	Lebanese Republic, Unsubordinated Global Medium-Term Notes, 6.38%, due 3/9/20	102
100	Majapahit Holding BV, Guaranteed Notes, 7.25%, due 6/28/17	112
130	Majapahit Holding BV, Guaranteed Notes, 7.88%, due 6/29/37	144
258	Pemex Project Funding Master Trust, Guaranteed Notes, 5.75%, due 3/1/18	274
120	Pemex Project Funding Master Trust, Guaranteed Notes, 6.63%, due 6/15/38	120
30	Republic of Argentina, Senior Unsecured Notes, 8.75%, due 6/2/17	30
234	Republic of Argentina, Senior Unsecured Notes, 8.28%, due 12/31/33	205
65	Republic of Argentina, Unsubordinated Notes, Step-Up, 2.50%/5.25%, due 12/31/38	28	**
55	Republic of Bulgaria, Unsubordinated Notes, 8.25%, due 1/15/15	63
100	Republic of Chile, Senior Unsecured Notes, 3.88%, due 8/5/20	97
210	Republic of Colombia, Senior Unsecured Notes, 8.13%, due 5/21/24	269
180	Republic of Colombia, Unsecured Notes, 7.38%, due 1/27/17	214
85	Republic of El Salvador, Senior Unsecured Notes, 7.75%, due 1/24/23	94
50	Republic of El Salvador, Unsecured Notes, 7.65%, due 6/15/35	51
17	Republic of Hungary, Senior Unsecured Notes, 4.75%, due 2/3/15	17
130	Republic of Hungary, Senior Unsecured Notes, 6.25%, due 1/29/20	130
105	Republic of Indonesia, Senior Unsecured Notes, 7.25%, due 4/20/15	120
249	Republic of Indonesia, Senior Unsecured Notes, 5.88%, due 3/13/20	266
150	Republic of Lithuania, Senior Unsecured Notes, 7.38%, due 2/11/20	165
55	Republic of Panama, Senior Unsecured Notes, 7.25%, due 3/15/15	64
100	Republic of Panama, Senior Unsecured Notes, 5.20%, due 1/30/20	106
162	Republic of Panama, Senior Unsecured Notes, 6.70%, due 1/26/36	181
255	Republic of Peru, Senior Unsecured Notes, 7.35%, due 7/21/25	309
43	Republic of Peru, Senior Unsecured Notes, 8.75%, due 11/21/33	59
400	Republic of Philippines, Senior Unsecured Notes, 6.50%, due 1/20/20	452
335	Republic of Poland, Senior Unsecured Notes, 5.00%, due 10/19/15	353
100	Republic of South Africa, Senior Unsecured Notes, 6.50%, due 6/2/14	111
175	Republic of South Africa, Senior Unsecured Notes, 6.88%, due 5/27/19	199

See Notes to Schedule of Investments

JANUARY 31, 2011

Schedule of Investments Neuberger Berman Strategic Income Fund cont’d
(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000’s omitted)		($000's omitted)
150	Republic of Sri Lanka, Senior Unsecured Notes, 6.25%, due 10/4/20	149
447	Republic of Turkey, Senior Unsecured Notes, 7.00%, due 6/5/20	499
100	Republic of Turkey, Senior Unsecured Notes, 5.63%, due 3/30/21	101
100	Republic of Turkey, Senior Unsecured Notes, 7.38%, due 2/5/25	115
222	Republic of Uruguay, Senior Unsecured Notes, 6.88%, due 9/28/25	255
13	Republic of Uruguay, Unsecured Notes, 7.88%, due 1/15/33	16
241	Republic of Venezuela, Senior Unsecured Notes, 7.75%, due 10/13/19	162
124	Republic of Venezuela, Senior Unsecured Notes, 9.38%, due 1/13/34	84
200	RSHB Capital SA, Senior Secured Notes, 6.30%, due 5/15/17	204
100	Russian Federation Bond, Notes, 5.00%, due 4/29/20	99
15	Russian Federation Bond, Senior Unsecured Notes, 7.50%, due 3/31/30	16
100	Ukraine Government Bond, Senior Unsecured Notes, 6.58%, due 11/21/16	100
308	United Mexican States, Senior Unsecured Global Medium-Term Notes, Ser. A, 5.13%, due 1/15/20	322
		8,611
	Total Government Securities (Cost $10,545)	10,417
NUMBER OF SHARES
Short-Term Investments (5.0%)
19,035,979	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $19,036)	19,036

	Total Investments (116.7%) (Cost $434,904)	449,037	##

	Liabilities, less cash, receivables and other assets [(16.7%)]	(64,194)	¢¢

	Total Net Assets (100.0%)	$384,843

January 31, 2011 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of  Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund”, and collectively the “Funds” ) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities and short term investments of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage Backed Securities. Inputs used to value asset-backed securities and mortgage backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to evaluate municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt. Inputs used to value emerging markets debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads and benchmark curves.

Inputs used by independent pricing services to value bank loan securities include multiple broker quotes (generally Level 2 inputs).

Financial futures contracts are determined by obtaining valuations from independent pricing services at the settlement price at the market close.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Government Money Market Fund Institutional Class and State Street Institutional Liquid Reserves Fund Institutional Class are valued using the respective fund’s daily calculated net asset value (“NAV”) per share.

For debt securities, if a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of January 31, 2011:

Asset Valuation Inputs
(000’s omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities–Backed by the Full Faith and Credit of the U.S. Government	$-	$62,536	$-	$62,536
U.S. Government Agency Securities	-	816	-	816
Mortgage–Backed Securities
Adjustable Rate Mortgages	-	2,234	-	2,234
Fannie Mae	-	32,858	-	32,858
Freddie Mac	-	18,986	-	18,986
Total Mortgage–Backed Securities	-	54,078	-	54,078
Corporate Debt Securities
Airlines	-	-	2,393	2,393
Banking	-	11,838	663	12,501
Building Materials	-	494	-	494
Chemicals	-	1,096	-	1,096
Commercial Services	-	1,445	-	1,445
Diversified Capital Goods	-	350	-	350
Diversified Financial Services	-	4,438	-	4,438
Electric – Integrated	-	803	-	803
Food	-	2,147	-	2,147
Gas Distribution	-	782	-	782
Health Care	-	630	-	630
Industrial	-	1,313	-	1,313
Insurance	-	1,588	-	1,588

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Integrated Energy	-	1,324	-	1,324
Media	-	2,931	-	2,931
Media – Broadcast	-	1,617	-	1,617
Media – Cable	-	229	-	229
Metals/Mining Excluding Steel	-	540	-	540
Pharmaceuticals	-	95	-	95
Pipelines	-	443	-	443
Real Estate	-	378	-	378
REITs	-	574	-	574
Sovereign	-	643	-	643
Specialty Retail	-	424	-	424
Steel Producers/Products	-	2,496	-	2,496
Telecommunications	-	1,733	-	1,733
Tobacco	-	1,145	-	1,145
Total Corporate Debt Securities	-	41,496	3,056	44,552
Asset–Backed Securities	-	18,884	0	18,884
Short–Term Investments	-	10,563	-	10,563
Total Investments	-	188,373	3,056	191,429
Floating Rate Income
Investments:
Bank Loan Obligations
Aerospace & Defense	-	1,286	-	1,286
All Telecom	-	9,277	-	9,277
Automotive	-	760	-	760
Building & Development	-	2,219	765	2,984
Business Equipment & Services	-	6,840	361	7,201
Cable & Satellite Television	-	941	-	941
Chemicals & Plastics	-	6,362	-	6,362
Conglomerates	-	2,737	-	2,737
Containers & Glass Products	-	2,629	-	2,629
Drugs	-	1,200	-	1,200
Electric – Generation	-	1,416	-	1,416
Electronics/Electrical	-	7,568	-	7,568
Equipment Leasing	-	948	-	948
Farming/Agriculture	-	687	-	687
Financial Intermediaries	-	4,219	2,106	6,325
Food Products	-	2,577	-	2,577
Food Service	-	1,193	-	1,193
Food/Drug Retailers	-	1,306	-	1,306
Health Care	-	6,801	-	6,801
Home Furnishings	-	1,006	-	1,006
Industrial Equipment	-	1,079	-	1,079
Insurance	-	-	745	745
Leisure Goods/Activities/Movies	-	3,143	-	3,143
Lodging & Casinos	-	2,195	-	2,195
Media – Broadcast	-	2,234	-	2,234
Nonferrous Metals/Minerals	-	1,494	-	1,494
Oil & Gas	-	2,092	-	2,092
Publishing	-	5,330	-	5,330
Radio & Television	-	3,142	-	3,142
Retailers (except food & drug)	-	3,112	1,139	4,251
Utilities	-	4,077	-	4,077
Total Bank Loan Obligations	-	89,870	5,116	94,986
Corporate Debt Securities
AirTransport	-	667	425	1,092
Auto Loans	-	284	-	284
Banking	-	1,530	-	1,530
Consumer/Commercial/Lease Financing	-	471	-	471
Department Stores	-	714	-	714
Electric – Generation	-	2,928	380	3,308

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Electronics	-	1,119	-	1,119
Energy - Exploration & Production	-	591	-	591
Gaming	-	767	-	767
Gas Distribution	-	486	-	486
Health Care	-	874	-	874
Media - Cable	-	1,194	-	1,194
Packaging	-	958	-	958
Specialty Retail	-	1,086	-	1,086
Steel Producers/Products	-	791	-	791
Support - Services	-	397	-	397
Telecom – Integrated/Services	-	360	-	360
Telecom – Wireless	-	1,357	-	1,357
Total Corporate Debt Securities	-	16,574	805	17,379
Short–Term Investments	-	17,118	-	17,118
Total Investments	-	123,562	5,921	129,483
High Income
Investments:
Bank Loan Obligations
Lodging & Casinos	-	2,365	-	2,365
Corporate Debt Securities
Aerospace/Defense	-	5,302	-	5,302
Airlines	-	12,263	7,700	19,963
Apparel/Textiles	-	6,139	-	6,139
Auto Loans	-	24,716	-	24,716
Auto Parts & Equipment	-	3,583	-	3,583
Automakers	-	11,122	-	11,122
Banking	-	50,573	-	50,573
Building & Construction	-	11,977	-	11,977
Building Materials	-	20,203	-	20,203
Chemicals	-	22,284	-	22,284
Consumer/Commercial/Lease Financing	-	32,298	-	32,298
Department Stores	-	7,838	-	7,838
Electric - Generation	-	57,884	5,866	63,750
Electric - Integrated	-	1,821	-	1,821
Electronics	-	28,543	-	28,543
Energy - Exploration & Production	-	64,821	-	64,821
Food & Drug Retailers	-	7,804	-	7,804
Food - Wholesale	-	7,311	-	7,311
Forestry/Paper	-	2,785	-	2,785
Gaming	-	58,356	-	58,356
Gas Distribution	-	37,831	-	37,831
Health Care	-	10,619	-	10,619
Health Facilities	-	18,178	-	18,178
Health Services	-	4,548	-	4,548
Hotels	-	6,334	-	6,334
Industrial	-	3,149	-	3,149
Investments & Misc. Financial Services	-	15,075	-	15,075
Leisure	-	8,019	-	8,019
Machinery	-	18,448	-	18,448
Media - Broadcast	-	30,455	-	30,455
Media - Cable	-	66,223	-	66,223
Media - Services	-	12,514	-	12,514
Metals/Mining Excluding Steel	-	19,133	-	19,133
Multi - Line Insurance	-	8,658	-	8,658
Packaging	-	26,267	-	26,267
Pharmaceuticals	-	6,110	-	6,110
Printing & Publishing	-	19,886	-	19,886
REITs	-	1,007	-	1,007
Software/Services	-	47,900	-	47,900

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Specialty Retail	-	9,002	-	9,002
Steel Producers/Products	-	9,721	-	9,721
Support-Services	-	21,588	-	21,588
Telecom - Integrated/Services	-	76,778	-	76,778
Telecom - Wireless	-	39,307	-	39,307
Total Corporate Debt Securities	-	954,373	13,566	967,939
Short-Term Investments	-	10,830	-	10,830
Total Investments	-	967,568	13,566	981,134
Municipal Intermediate Bond
Investments:
Municipal Debt Securities^	-	109,623	-	109,623
Total Investments	-	109,623	-	109,623
Short Duration
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	9,998	-	9,998
U.S. Government Agency Securities	-	2,612	-	2,612
Mortgage–Backed Securities^	-	25,095	-	25,095
Corporate Debt Securities^	-	16,050	-	16,050
Asset-Backed Securities	-	9,027	-	9,027
Short–Term Investments	-	2,155	-	2,155
Total Investments	-	64,937	-	64,937
Strategic Income
Investments:
Bank Loan Obligations
Aerospace/Defense	-	179	-	179
All Telecom	-	6,368	-	6,368
Automotive	-	489	-	489
Building & Development	-	1,063	537	1,600
Business Equipment & Services	-	4,902	289	5,191
Cable & Satellite Television	-	1,249	-	1,249
Chemicals & Plastics	-	3,028	-	3,028
Conglomerates	-	1,621	-	1,621
Containers & Glass Products	-	1,377	-	1,377
Drugs	-	724	-	724
Electric – Generation	-	590	-	590
Electronics/Electrical	-	4,072	-	4,072
Farming/Agriculture	-	294	-	294
Financial Intermediaries	-	2,365	1,480	3,845
Food Products	-	1,753	-	1,753
Food Service	-	655	-	655
Food/Drug Retailers	-	1,227	-	1,227
Health Care	-	4,585	-	4,585
Home Furnishings	-	316	-	316
Industrial Equipment	-	312	-	312
Insurance	-	-	298	298
Leisure Goods/Activities/Movies	-	2,495	-	2,495
Lodging & Casinos	-	938	-	938
Media – Broadcast	-	643	-	643
Nonferrous Metals/Minerals	-	811	-	811
Oil & Gas	-	805	-	805
Publishing	-	3,525	-	3,525
Radio & Television	-	1,577	-	1,577
Retailers (except food & drug)	-	2,549	814	3,363
Utilities	-	2,650	-	2,650
Total Bank Loan Obligations	-	53,162	3,418	56,580
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	64,338	-	64,338
Mortgage–Backed Securities

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Adjustable Rate Mortgages	-	1,958	-	1,958
Fannie Mae	-	21,863	-	21,863
Freddie Mac	-	56,215	-	56,215
Government National Mortgage Association	-	8	-	8
Total Mortgage-Backed Securities	-	80,044	-	80,044
Corporate Debt Securities
Aerospace/Defense	-	245	-	245
Airlines	-	1,314	6,876	8,190
Apparel/Textiles	-	414	-	414
Auto Loans	-	1,485	-	1,485
Auto Parts & Equipment	-	253	-	253
Automakers	-	1,597	-	1,597
Banking	-	29,359	1,559	30,918
Beverages	-	1,574	-	1,574
Building & Construction	-	368	-	368
Building Materials	-	2,596	-	2,596
Chemicals	-	5,232	-	5,232
Commercial Services	-	1,488	-	1,488
Consumer/Commercial/Lease Financing	-	1,976	-	1,976
Department Stores	-	970	-	970
Diversified Capital Goods	-	1,228	-	1,228
Diversified Financial Services	-	8,534	-	8,534
Electric – Generation	-	3,597	541	4,138
Electric – Integrated	-	1,247	-	1,247
Electronics	-	2,350	-	2,350
Energy	-	446	-	446
Energy – Alternate Sources	-	264	-	264
Energy – Exploration & Production	-	5,453	-	5,453
Food	-	3,876	-	3,876
Food – Wholesale	-	485	-	485
Gaming	-	3,418	-	3,418
Gas Distribution	-	6,135	-	6,135
Health Care	-	3,044	-	3,044
Health Facilities	-	827	-	827
Health Services	-	852	-	852
Hotels	-	1,711	-	1,711
Industrial	-	7,648	-	7,648
Insurance	-	2,667	-	2,667
Integrated Energy	-	3,432	-	3,432
Investments & Misc. Financial Services	-	810	-	810
Leisure	-	680	-	680
Machinery	-	1,269	-	1,269
Media	-	7,821	-	7,821
Media – Broadcast	-	5,969	-	5,969
Media – Cable	-	6,166	-	6,166
Media – Services	-	566	-	566
Metals/Mining Excluding Steel	-	2,014	-	2,014
Miscellaneous Manufacturer	-	757	-	757
Multi – Line Insurance	-	814	-	814
Office/Business Equipment	-	2,563	-	2,563
Oil Refining & Marketing	-	500	-	500
Packaging	-	2,089	-	2,089
Pharmaceuticals	-	1,160	-	1,160
Pipelines	-	177	-	177
Printing & Publishing	-	865	-	865
Real Estate	-	756	-	756
REITs	-	592	-	592
Software/Services	-	1,330	-	1,330

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Specialty Retail	-	1,853	-	1,853
Steel Producers/Products	-	4,754	-	4,754
Support – Services	-	1,814	-	1,814
Telecom – Integrated/Services	-	5,043	-	5,043
Telecom – Wireless	-	3,385	-	3,385
Telecommunications	-	3,486	-	3,486
Tobacco	-	1,883	-	1,883
Transport – Rail	-	417	-	417
Total Corporate Debt Securities	-	165,618	8,976	174,594
Asset–Backed Securities	-	44,028	-	44,028
Government Securities
Quasi – Sovereign	-	1,806	-	1,806
Sovereign	-	8,611	-	8,611
Total Government Securities	-	10,417	-	10,417
Short–Term Investments	-	19,036	-	19,036
Total Investments	-	436,643	12,394	449,037

^  The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 1/31/11	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/11
Investments in Securities:
Core Bond
Corporate Debt Securities
Airlines	$2,585	$-	$(8)	$(184)	$-	$2,393	$(16)
Banking	-	-	8	655	-	663	8
Asset–Backed Securities	0	-	-	-	-	0	-
Total	2,585	-	-	471	-	3,056	(8)
Floating Rate Income
Bank Loan Obligations
Building & Development	709	11	26	(64)	83	765	17
Business Equipment & Services	877	-	12	(528)	-	361	2
Financial Intermediaries	1,317	3	35	1,236	(485)	2,106	27
Insurance	-	-	1	(2)	746	745	1
Retailers (except food & drug)	-	-	10	1,129	-	1,139	10
Corporate Debt Securities
AirTransport	432	-	(2)	(5)	-	425	(3)
Electric – Generation	372	-	8	-	-	380	8
Total	3,707	14	90	1,766	344	5,921	62
High Income
Corporate Debt Securities
Airlines	8,097	-	(187)	(210)	-	7,700	(159)
Electric – Generation	3,873	-	98	1,895	-	5,866	98
Total	11,970	-	(89)	1,685	-	13,566	(61)
Short Duration
Asset–Backed Securities	1,100	-	(4)	-	(1,096)	-	(4)
Total	1,100	-	(4)	-	(1,096)	-	(4)
Strategic Income
Bank Loan Obligations

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Building & Development	288	3	18	258	(30)	537	18
Business Equipment & Services	904	-	14	(629)	-	289	2
Financial Intermediaries	1,561	2	28	375	(486)	1,480	20
Insurance	-	-	0	(1)	299	298	0
Retailers (except food & drug)	-	-	7	807	-	814	7
Corporate Debt Securities
Airlines	4,198	-	(33)	2,711	-	6,876	(32)
Banking	-	-	20	1,539	-	1,559	20
Electric - Generation	377	-	7	157	-	541	8
Total	7,328	5	61	5,217	(217)	12,394	43

The Funds had no significant transfers between Levels 1 and 2 as of January 31, 2011. As of January 31, 2011, two securities in Floating Rate Income and Strategic Income transferred from Level 2 to Level 3 as a result of a decrease in the number of quotations that were readily available to the independent pricing service.  Two securities in Floating Rate Income and Strategic Income, and one security in Short Duration, transferred from Level 3 to Level 2 as a result of an increase in the number of quotations that were readily available to the independent pricing service.

The following is a summary, categorized by Level, of inputs used to value the Funds’ derivatives as of January 31, 2011:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts	$79	$-	$-	$79
Strategic Income
Futures contracts	$168	$-	$-	$168

    ##  At January 31, 2011, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$189,253	$5,039	$2,863	$2,176
Floating Rate Income	127,168	2,459	144	2,315
High Income	927,491	54,514	871	53,643
Municipal Intermediate Bond	111,517	668	2,562	(1,894)
Short Duration	67,719	304	3,086	(2,782)
Strategic Income	435,801	14,354	1,118	13,236

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At January 31, 2011, these securities amounted to approximately $7,056,000 or 4.5% of net assets for Core Bond, approximately $8,762,000 or 7.4% of net assets for Floating Rate Income, approximately $340,052,000 or 33.7% of net assets for High Income, approximately $932,000 or 0.8% of net assets for Municipal Intermediate Bond, approximately $3,479,000 or 5.3% of net assets for Short Duration, and approximately $40,087,000 or 10.4% of net assets for Strategic Income.

ß	Security is guaranteed by the corporate or non-profit obligor.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Ø	All or a portion of this security was purchased on a when-issued basis. At January 31, 2011, these securities amounted to $34,908,000 for Core Bond and $66,866,000 for Strategic Income, respectively.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or portion of this security has not settled as of January 31, 2011 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

¢¢         At January 31, 2011, open positions in financial futures contracts were as follows:
Fund	Expiration	Open Contracts	Position	Unrealized Appreciation/ (Depreciation)
Core Bond	March 2011	23 U.S. Treasury Notes, 2 Year	Short	$359
	March 2011	23 U.S. Treasury Notes, 10 Year	Short	$78,523
Strategic Income	March 2011	60 U.S. Treasury Notes, 2 Year	Short	$937
	March 2011	49 U.S. Treasury Bonds, 10 Year	Short	$167,289

At January 31, 2011, the Funds had deposited the following in segregated accounts to cover margin requirements on open futures contracts:

Core Bond	$349,573
Strategic Income	$865,329

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.
µ

Floating rate securities are securities whose yields vary with a designated market index or market rate.  These securities are shown at their current rates as of January 31, 2011 and their final maturities.

**	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specific date and rate.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At January 31, 2011, these securities amounted to approximately $2,612,000 or 4.0% of net assets for Short Duration.

a	Currently a zero coupon security; will convert to 6.50% on December 1, 2015.

*	Security did not produce income during the last twelve months.

#
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At January 31, 2011, these securities amounted to approximately $0 or 0.0% of net assets for Core Bond and approximately $0 or 0.0% of net assets for Short Duration.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of January 31, 2011	Fair Value Percentage of Net Assets as of January 31, 2011
Core Bond	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.72%, due 7/13/46	6/29/2006	$642	0.9%	$0	0.0%

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Short Duration	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.72%, due 7/13/46	9/14/2007	227	0.2	0	0.0

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:  /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert Conti
    Robert Conti
Chief Executive Officer

Date: March 31, 2011

By:  /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 31, 2011